UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Diversified Stock Fund -
Class A

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.50%
Actual		$ 1,000.00	$ 1,132.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.89%
Actual		$ 1,000.00	$ 1,130.40	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.32%
Actual		$ 1,000.00	$ 1,127.50	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 1,124.90	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.81%
Actual		$ 1,000.00	$ 1,124.60	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,130.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.5	3.0
Exxon Mobil Corp.	3.4	2.9
Chevron Corp.	3.1	2.1
Pfizer, Inc.	2.9	1.5
Johnson & Johnson	2.9	2.0
MEMC Electronic Materials, Inc.	2.6	2.7
JPMorgan Chase & Co.	2.5	2.6
Apple, Inc.	2.5	2.0
Cisco Systems, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	1.7
	29.0
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	20.6
Financials	19.6	18.8
Energy	12.2	10.6
Health Care	12.1	14.4
Consumer Discretionary	9.9	11.7
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 99.6%		Stocks 99.6%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	10.0%	** Foreign investments	12.5%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR (d)	50,000	$ 4,021,000
Volkswagen AG rights 4/13/10 (a)	60,000	37,279
		4,058,279
Hotels, Restaurants & Leisure - 0.8%
International Game Technology	200,000	3,690,000
McCormick & Schmick's Seafood Restaurants (a)(e)	750,000	7,552,500
Ruth's Hospitality Group, Inc. (a)	389,338	2,063,491
		13,305,991
Household Durables - 1.4%
Furniture Brands International, Inc. (a)	400,000	2,572,000
Newell Rubbermaid, Inc.	1,000,000	15,200,000
Pulte Group, Inc. (a)	500,000	5,625,000
		23,397,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	150,000	2,395,500
Media - 2.5%
Comcast Corp. Class A	1,200,000	22,584,000
DIRECTV (a)	250,000	8,452,500
DISH Network Corp. Class A	400,000	8,328,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	4,575,000
		43,939,500
Multiline Retail - 1.1%
Macy's, Inc.	400,000	8,708,000
Target Corp.	200,000	10,520,000
		19,228,000
Specialty Retail - 2.2%
Best Buy Co., Inc.	325,000	13,825,500
GameStop Corp. Class A (a)(d)	250,000	5,477,500
Lowe's Companies, Inc.	750,000	18,180,000
		37,483,000
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	175,000	4,868,500
Liz Claiborne, Inc. (a)(d)	500,000	3,715,000
		8,583,500
TOTAL CONSUMER DISCRETIONARY		152,390,770
CONSUMER STAPLES - 7.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,100	3,289,644
Molson Coors Brewing Co. Class B	175,000	7,360,500
		10,650,144
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	175,000	6,398,000
Wal-Mart Stores, Inc.	400,000	22,240,000
		28,638,000

	Shares	Value
Food Products - 1.9%
Archer Daniels Midland Co.	250,000	$ 7,225,000
Danone	50,000	3,012,061
Dean Foods Co. (a)	250,000	3,922,500
Hain Celestial Group, Inc. (a)	175,000	3,036,250
Kellogg Co.	50,000	2,671,500
Kraft Foods, Inc. Class A	425,000	12,852,000
		32,719,311
Household Products - 1.5%
Energizer Holdings, Inc. (a)	100,000	6,276,000
Procter & Gamble Co.	300,000	18,981,000
		25,257,000
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	150,000	10,335,000
Philip Morris International, Inc.	500,000	26,080,000
		36,415,000
TOTAL CONSUMER STAPLES		133,679,455
ENERGY - 12.2%
Energy Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (a)	500,000	6,515,000
North American Energy Partners, Inc. (a)	800,000	7,672,004
Weatherford International Ltd. (a)	650,000	10,309,000
		24,496,004
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	700,000	53,081,000
EOG Resources, Inc.	75,000	6,970,500
EXCO Resources, Inc.	300,000	5,514,000
Exxon Mobil Corp.	875,000	58,607,500
Marathon Oil Corp.	500,000	15,820,000
Occidental Petroleum Corp.	200,000	16,908,000
Plains Exploration & Production Co. (a)	177,300	5,317,227
Southwestern Energy Co. (a)	150,000	6,108,000
Suncor Energy, Inc.	350,000	11,384,047
Ultra Petroleum Corp. (a)	75,000	3,497,250
Whiting Petroleum Corp. (a)	50,000	4,042,000
		187,249,524
TOTAL ENERGY		211,745,528
FINANCIALS - 19.6%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	250,000	7,720,000
Goldman Sachs Group, Inc.	100,000	17,063,000
Morgan Stanley	525,000	15,377,250
		40,160,250
Commercial Banks - 6.3%
Alliance Financial Corp. (d)	130,000	3,832,400
M&T Bank Corp. (d)	55,000	4,365,900
PNC Financial Services Group, Inc.	225,000	13,432,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,250,000	$ 9,812,500
Wells Fargo & Co.	2,500,000	77,800,001
		109,243,301
Diversified Financial Services - 5.8%
Bank of America Corp.	1,850,000	33,022,500
JPMorgan Chase & Co.	975,000	43,631,250
KKR Financial Holdings LLC	2,300,000	18,883,000
Moody's Corp.	150,000	4,462,500
		99,999,250
Insurance - 2.6%
ACE Ltd.	100,000	5,230,000
Allstate Corp.	300,000	9,693,000
Berkshire Hathaway, Inc. Class B (a)	125,000	10,158,750
Genworth Financial, Inc. Class A (a)	175,000	3,209,500
Hanover Insurance Group, Inc.	50,000	2,180,500
RenaissanceRe Holdings Ltd.	160,000	9,081,600
The Chubb Corp.	125,000	6,481,250
		46,034,600
Thrifts & Mortgage Finance - 2.6%
First Niagara Financial Group, Inc.	250,000	3,555,000
MGIC Investment Corp. (a)	450,000	4,936,500
Radian Group, Inc. (d)	2,400,000	37,536,000
		46,027,500
TOTAL FINANCIALS		341,464,901
HEALTH CARE - 12.1%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	150,000	2,553,000
Amgen, Inc. (a)	250,000	14,940,000
		17,493,000
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	125,000	7,275,000
Edwards Lifesciences Corp. (a)	25,000	2,472,000
Inverness Medical Innovations, Inc. (a)	100,000	3,895,000
Medtronic, Inc.	275,000	12,383,250
		26,025,250
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	100,000	10,176,000
LCA-Vision, Inc. (a)(d)	800,000	6,656,000
McKesson Corp.	50,000	3,286,000
Quest Diagnostics, Inc.	50,000	2,914,500
UnitedHealth Group, Inc.	150,000	4,900,500
WellPoint, Inc. (a)	75,000	4,828,500
		32,761,500
Pharmaceuticals - 7.7%
Johnson & Johnson	775,000	50,530,000

	Shares	Value
Merck & Co., Inc.	875,000	$ 32,681,250
Pfizer, Inc.	3,000,000	51,450,000
		134,661,250
TOTAL HEALTH CARE		210,941,000
INDUSTRIALS - 7.6%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	350,000	15,844,500
Lockheed Martin Corp.	60,000	4,993,200
Precision Castparts Corp.	125,000	15,838,750
Raytheon Co.	100,000	5,712,000
The Boeing Co.	125,000	9,076,250
		51,464,700
Airlines - 0.2%
Delta Air Lines, Inc. (a)	200,000	2,918,000
Building Products - 0.5%
Lennox International, Inc.	95,000	4,210,400
Masco Corp.	250,000	3,880,000
		8,090,400
Commercial Services & Supplies - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	225,000	4,844,250
Standard Parking Corp. (a)	250,000	4,105,000
		8,949,250
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	500,000	9,580,000
Electrical Equipment - 0.6%
Acuity Brands, Inc.	100,000	4,221,000
JA Solar Holdings Co. Ltd. ADR (a)(d)	500,000	2,805,000
Roper Industries, Inc.	75,000	4,338,000
		11,364,000
Machinery - 1.4%
AGCO Corp. (a)	100,000	3,587,000
Ingersoll-Rand Co. Ltd.	500,000	17,435,000
Trinity Industries, Inc.	175,000	3,493,000
		24,515,000
Road & Rail - 0.9%
CSX Corp.	300,000	15,270,000
TOTAL INDUSTRIALS		132,151,350
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,600,000	41,648,000
Juniper Networks, Inc. (a)	350,000	10,738,000
QUALCOMM, Inc.	250,000	10,497,500
		62,883,500
Computers & Peripherals - 4.7%
3PAR, Inc. (a)	300,000	3,000,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc. (a)	185,000	$ 43,462,050
International Business Machines Corp.	275,000	35,268,750
		81,730,800
Electronic Equipment & Components - 3.1%
Acacia Research Corp. - Acacia Technologies (a)	641,431	6,946,698
Arrow Electronics, Inc. (a)	100,000	3,013,000
Coretronic Corp.	2,250,000	3,193,274
Corning, Inc.	1,900,000	38,399,000
Everlight Electronics Co. Ltd.	1,000,000	3,106,246
		54,658,218
Internet Software & Services - 1.4%
eBay, Inc. (a)	575,000	15,496,250
Google, Inc. Class A (a)	15,000	8,505,150
		24,001,400
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	6,372,500
MasterCard, Inc. Class A	90,000	22,860,000
Paychex, Inc.	325,000	9,977,500
		39,210,000
Semiconductors & Semiconductor Equipment - 7.0%
Applied Materials, Inc.	350,000	4,718,000
ASM International NV (NASDAQ) (a)	175,000	4,705,750
KLA-Tencor Corp.	325,000	10,049,000
Lam Research Corp. (a)	225,000	8,397,000
MEMC Electronic Materials, Inc. (a)	3,000,000	45,990,000
National Semiconductor Corp.	1,200,000	17,340,000
Samsung Electronics Co. Ltd.	10,000	7,229,664
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	3,005,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,499,749	14,530,505
Texas Instruments, Inc.	250,000	6,117,500
		122,082,419
Software - 3.0%
Autonomy Corp. PLC (a)	750,000	20,752,804
Citrix Systems, Inc. (a)	100,000	4,747,000
Microsoft Corp.	500,000	14,635,000
Nuance Communications, Inc. (a)	175,000	2,912,000
Salesforce.com, Inc. (a)	125,000	9,306,250
		52,353,054
TOTAL INFORMATION TECHNOLOGY		436,919,391

	Shares	Value
MATERIALS - 0.8%
Chemicals - 0.3%
The Mosaic Co.	90,000	$ 5,469,300
Metals & Mining - 0.5%
Nucor Corp.	175,000	7,941,500
TOTAL MATERIALS		13,410,800
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
Global Crossing Ltd. (a)	175,000	2,651,250
Verizon Communications, Inc.	1,250,000	38,775,000
		41,426,250
Wireless Telecommunication Services - 0.7%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,609,000
Sprint Nextel Corp. (a)	2,500,000	9,500,000
		13,109,000
TOTAL TELECOMMUNICATION SERVICES		54,535,250
UTILITIES - 1.5%
Electric Utilities - 0.7%
Entergy Corp.	150,000	12,202,500
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	675,000	7,425,000
NRG Energy, Inc. (a)	275,000	5,747,500
		13,172,500
TOTAL UTILITIES		25,375,000
TOTAL COMMON STOCKS (Cost $1,663,054,664)		1,712,613,445
Nonconvertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE	200,000	12,206,276
Volkswagen AG (d)	60,000	5,502,752
Volkswagen AG (Bearer) (a)	13,500	1,185,239
		18,894,267
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,402,102)		18,894,267
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	$ 0
Money Market Funds - 1.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(f) (Cost $31,418,425)	31,418,425	31,418,425
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,712,994,046)		1,762,926,137
NET OTHER ASSETS - (1.4)%		(24,907,842)
NET ASSETS - 100%		$ 1,738,018,295
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,790
Fidelity Securities Lending Cash Central Fund	173,792
Total	$ 180,582
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 646,620	$ -	$ -	$ 7,552,500
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,285,037	$ 170,099,798	$ 1,185,239	$ -
Consumer Staples	133,679,455	133,679,455	-	-
Energy	211,745,528	211,745,528	-	-
Financials	341,464,901	341,464,901	-	-
Health Care	210,941,000	210,941,000	-	-
Industrials	132,151,350	132,151,350	-	-
Information Technology	436,919,391	436,919,391	-	-
Materials	13,410,800	13,410,800	-	-
Telecommunication Services	54,535,250	54,535,250	-	-
Utilities	25,375,000	25,375,000	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	31,418,425	31,418,425	-	-
Total Investments in Securities:	$ 1,762,926,137	$ 1,761,740,898	$ 1,185,239	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.8%
Canada	1.6%
Taiwan	1.4%
Germany	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,116,374) - See accompanying schedule: Unaffiliated issuers (cost $1,672,603,055)	$ 1,723,955,212
Fidelity Central Funds (cost $31,418,425)	31,418,425
Other affiliated issuers (cost $8,972,566)	7,552,500
Total Investments (cost $1,712,994,046)		$ 1,762,926,137
Receivable for investments sold		36,471,718
Receivable for fund shares sold		539,750
Dividends receivable		1,771,925
Distributions receivable from Fidelity Central Funds		33,858
Prepaid expenses		4,161
Other receivables		103,202
Total assets		1,801,850,751

Liabilities
Payable to custodian bank	$ 749,974
Payable for investments purchased	28,030,302
Payable for fund shares redeemed	2,762,180
Accrued management fee	611,883
Distribution fees payable	33,598
Other affiliated payables	126,619
Other payables and accrued expenses	99,475
Collateral on securities loaned, at value	31,418,425
Total liabilities		63,832,456

Net Assets		$ 1,738,018,295
Net Assets consist of:
Paid in capital		$ 2,357,523,011
Undistributed net investment income		3,617,011
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(673,059,708)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,937,981
Net Assets		$ 1,738,018,295

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,597,281,414 ÷ 115,702,462 shares)	$ 13.81

Class A: Net Asset Value and redemption price per share ($122,645,039 ÷ 9,045,117 shares)	$ 13.56

Maximum offering price per share (100/94.25 of $13.56)	$ 14.39
Class T: Net Asset Value and redemption price per share ($12,705,075 ÷ 940,334 shares)	$ 13.51

Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($1,112,957 ÷ 83,245 shares)A	$ 13.37

Class C: Net Asset Value and offering price per share ($2,779,753 ÷ 207,839 shares)A	$ 13.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,494,057 ÷ 105,960 shares)	$ 14.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 13,881,484
Interest		147
Income from Fidelity Central Funds		180,582
Total income		14,062,213

Expenses
Management fee	$ 3,734,113
Transfer agent fees	327,695
Distribution fees	202,511
Accounting and security lending fees	292,347
Custodian fees and expenses	37,284
Independent trustees' compensation	5,162
Appreciation in deferred trustee compensation account	186
Registration fees	32,109
Audit	39,866
Legal	8,565
Interest	6,590
Miscellaneous	13,487
Total expenses before reductions	4,699,915
Expense reductions	(67,357)	4,632,558
Net investment income (loss)		9,429,655
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,303,758
Foreign currency transactions	(52,277)
Capital gain distributions from Fidelity Central Funds	2,058
Total net realized gain (loss)		192,253,539
Change in net unrealized appreciation (depreciation) on: Investment securities	11,197,889
Assets and liabilities in foreign currencies	2,263
Total change in net unrealized appreciation (depreciation)		11,200,152
Net gain (loss)		203,453,691
Net increase (decrease) in net assets resulting from operations		$ 212,883,346

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,429,655	$ 18,790,137
Net realized gain (loss)	192,253,539	(427,887,586)
Change in net unrealized appreciation (depreciation)	11,200,152	448,274,527
Net increase (decrease) in net assets resulting from operations	212,883,346	39,177,078
Distributions to shareholders from net investment income	(18,699,367)	(21,704,272)
Distributions to shareholders from net realized gain	(699,306)	-
Total distributions	(19,398,673)	(21,704,272)
Share transactions - net increase (decrease)	(310,228,979)	(67,335,220)
Total increase (decrease) in net assets	(116,744,306)	(49,862,414)

Net Assets
Beginning of period	1,854,762,601	1,904,625,015
End of period (including undistributed net investment income of $3,617,011 and undistributed net investment income of $12,886,723, respectively)	$ 1,738,018,295	$ 1,854,762,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.07	.13	.20	.15	.13	.16 H
Net realized and unrealized gain (loss)	1.55	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	1.62	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.14)	(.15)	(.17)	(.15)	(.11)	(.16)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.14)J	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 13.81	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return B, C, D	13.29%	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.12% A	1.34%	1.30%	.95%	.90%	1.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,597,281	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) F	.05	.08	.13	.08	.06	.08 I
Net realized and unrealized gain (loss)	1.52	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	1.57	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.09)	(.11)	(.10)	(.05)	(.08)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) L	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 13.56	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return B, C, D, E	13.04%	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets G, J
Expenses before reductions	.89% A	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.89% A	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.88% A	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.73% A	.90%	.87%	.52%	.44%	.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,645	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate H	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Class N was renamed Class A on July 12, 2005. L Total distributions of $.10 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	1.51	.32	(5.26)	2.54	1.27	.40
Total from investment operations	1.53	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.05)	(.02)	(.04)	(.11)	(.08)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.06) K	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 13.51	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	12.75%	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.31% A	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.30% A	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,705	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.50	.31	(5.21)	2.54	1.27	.40
Total from investment operations	1.49	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	(.01)	-	-	(.06)	(.05)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.02) L	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	12.49%	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	(.20)% A	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,113	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.49	.31	(5.21)	2.54	1.28	.40
Total from investment operations	1.48	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	(.01)	-	-	(.05)	(.07)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01) K	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	12.46%	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	(.19)% A	.03%	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,780	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	1.58	.34	(5.45)	2.67	1.29	.41
Total from investment operations	1.63	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.10)	(.02)	(.13)	-	(.11)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) I	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.10	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	13.05%	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	.83% A	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,494	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 199,341,764
Gross unrealized depreciation	(169,242,806)
Net unrealized appreciation (depreciation)	$ 30,098,958

Tax cost	$ 1,732,827,179

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $840,743,519 and $1,155,924,370, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	155,103	1,920
Class T	.25%	.25%	29,316	75
Class B	.75%	.25%	5,369	4,033
Class C	.75%	.25%	12,723	2,321
			$ 202,511	$ 8,349

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 199,273.02
Class A	99,935.16
Class T	20,145.34
Class B	1,840.34
Class C	4,303.34
Institutional Class	2,199.32
	$ 327,695

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,993 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,038,865.38%		$ 4,377

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,156 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $173,792.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,546,200. The weighted average interest rate was .62%. The interest expense amounted to $2,213 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $67,357 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 17,708,586	$ 20,731,859
Class A	926,938	945,483
Class T	51,155	20,415
Class B	889	-
Class C	1,447	-
Institutional Class	10,352	6,515
Total	$ 18,699,367	$ 21,704,272
From net realized gain
Class O	$ 641,616	$ -
Class A	50,931	-
Class T	4,736	-
Class B	444	-
Class C	1,034	-
Institutional Class	545	-
Total	$ 699,306	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	3,939,306	7,606,531	$ 50,214,386	$ 76,359,324
Reinvestment of distributions	1,247,286	2,111,096	15,553,658	17,416,562
Shares redeemed	(28,021,266)	(17,019,138)	(354,720,351)	(158,838,504)
Net increase (decrease)	(22,834,674)	(7,301,511)	$ (288,952,307)	$ (65,062,618)
Class A
Shares sold	1,371,460	2,335,925	$ 17,155,513	$ 21,078,470
Reinvestment of distributions	74,066	108,691	908,050	882,568
Shares redeemed	(3,129,401)	(2,265,889)	(39,154,455)	(20,059,558)
Net increase (decrease)	(1,683,875)	178,727	$ (21,090,892)	$ 1,901,480
Class T
Shares sold	84,090	205,277	$ 1,036,817	$ 1,901,523
Reinvestment of distributions	4,499	2,483	55,026	20,112
Shares redeemed	(93,174)	(326,967)	(1,156,011)	(2,949,011)
Net increase (decrease)	(4,585)	(119,207)	$ (64,168)	$ (1,027,376)
Class B
Shares sold	6,005	31,825	$ 73,431	$ 293,713
Reinvestment of distributions	106	-	1,288	-
Shares redeemed	(12,949)	(15,335)	(157,861)	(138,927)
Net increase (decrease)	(6,838)	16,490	$ (83,142)	$ 154,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	26,072	71,381	$ 321,252	$ 670,802
Reinvestment of distributions	196	-	2,376	-
Shares redeemed	(28,503)	(92,183)	(348,626)	(803,319)
Net increase (decrease)	(2,235)	(20,802)	$ (24,998)	$ (132,517)
Institutional Class
Shares sold	8,674	11,727	$ 111,382	$ 106,180
Reinvestment of distributions	612	599	7,803	5,046
Shares redeemed	(10,205)	(337,015)	(132,657)	(3,280,201)
Net increase (decrease)	(919)	(324,689)	$ (13,472)	$ (3,168,975)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIN-USAN-0510
1.791869.106

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Diversified Stock Fund -
Class O

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.50%
Actual		$ 1,000.00	$ 1,132.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.89%
Actual		$ 1,000.00	$ 1,130.40	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.32%
Actual		$ 1,000.00	$ 1,127.50	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 1,124.90	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.81%
Actual		$ 1,000.00	$ 1,124.60	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,130.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.5	3.0
Exxon Mobil Corp.	3.4	2.9
Chevron Corp.	3.1	2.1
Pfizer, Inc.	2.9	1.5
Johnson & Johnson	2.9	2.0
MEMC Electronic Materials, Inc.	2.6	2.7
JPMorgan Chase & Co.	2.5	2.6
Apple, Inc.	2.5	2.0
Cisco Systems, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	1.7
	29.0
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	20.6
Financials	19.6	18.8
Energy	12.2	10.6
Health Care	12.1	14.4
Consumer Discretionary	9.9	11.7
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 99.6%		Stocks 99.6%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	10.0%	** Foreign investments	12.5%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR (d)	50,000	$ 4,021,000
Volkswagen AG rights 4/13/10 (a)	60,000	37,279
		4,058,279
Hotels, Restaurants & Leisure - 0.8%
International Game Technology	200,000	3,690,000
McCormick & Schmick's Seafood Restaurants (a)(e)	750,000	7,552,500
Ruth's Hospitality Group, Inc. (a)	389,338	2,063,491
		13,305,991
Household Durables - 1.4%
Furniture Brands International, Inc. (a)	400,000	2,572,000
Newell Rubbermaid, Inc.	1,000,000	15,200,000
Pulte Group, Inc. (a)	500,000	5,625,000
		23,397,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	150,000	2,395,500
Media - 2.5%
Comcast Corp. Class A	1,200,000	22,584,000
DIRECTV (a)	250,000	8,452,500
DISH Network Corp. Class A	400,000	8,328,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	4,575,000
		43,939,500
Multiline Retail - 1.1%
Macy's, Inc.	400,000	8,708,000
Target Corp.	200,000	10,520,000
		19,228,000
Specialty Retail - 2.2%
Best Buy Co., Inc.	325,000	13,825,500
GameStop Corp. Class A (a)(d)	250,000	5,477,500
Lowe's Companies, Inc.	750,000	18,180,000
		37,483,000
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	175,000	4,868,500
Liz Claiborne, Inc. (a)(d)	500,000	3,715,000
		8,583,500
TOTAL CONSUMER DISCRETIONARY		152,390,770
CONSUMER STAPLES - 7.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,100	3,289,644
Molson Coors Brewing Co. Class B	175,000	7,360,500
		10,650,144
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	175,000	6,398,000
Wal-Mart Stores, Inc.	400,000	22,240,000
		28,638,000

	Shares	Value
Food Products - 1.9%
Archer Daniels Midland Co.	250,000	$ 7,225,000
Danone	50,000	3,012,061
Dean Foods Co. (a)	250,000	3,922,500
Hain Celestial Group, Inc. (a)	175,000	3,036,250
Kellogg Co.	50,000	2,671,500
Kraft Foods, Inc. Class A	425,000	12,852,000
		32,719,311
Household Products - 1.5%
Energizer Holdings, Inc. (a)	100,000	6,276,000
Procter & Gamble Co.	300,000	18,981,000
		25,257,000
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	150,000	10,335,000
Philip Morris International, Inc.	500,000	26,080,000
		36,415,000
TOTAL CONSUMER STAPLES		133,679,455
ENERGY - 12.2%
Energy Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (a)	500,000	6,515,000
North American Energy Partners, Inc. (a)	800,000	7,672,004
Weatherford International Ltd. (a)	650,000	10,309,000
		24,496,004
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	700,000	53,081,000
EOG Resources, Inc.	75,000	6,970,500
EXCO Resources, Inc.	300,000	5,514,000
Exxon Mobil Corp.	875,000	58,607,500
Marathon Oil Corp.	500,000	15,820,000
Occidental Petroleum Corp.	200,000	16,908,000
Plains Exploration & Production Co. (a)	177,300	5,317,227
Southwestern Energy Co. (a)	150,000	6,108,000
Suncor Energy, Inc.	350,000	11,384,047
Ultra Petroleum Corp. (a)	75,000	3,497,250
Whiting Petroleum Corp. (a)	50,000	4,042,000
		187,249,524
TOTAL ENERGY		211,745,528
FINANCIALS - 19.6%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	250,000	7,720,000
Goldman Sachs Group, Inc.	100,000	17,063,000
Morgan Stanley	525,000	15,377,250
		40,160,250
Commercial Banks - 6.3%
Alliance Financial Corp. (d)	130,000	3,832,400
M&T Bank Corp. (d)	55,000	4,365,900
PNC Financial Services Group, Inc.	225,000	13,432,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,250,000	$ 9,812,500
Wells Fargo & Co.	2,500,000	77,800,001
		109,243,301
Diversified Financial Services - 5.8%
Bank of America Corp.	1,850,000	33,022,500
JPMorgan Chase & Co.	975,000	43,631,250
KKR Financial Holdings LLC	2,300,000	18,883,000
Moody's Corp.	150,000	4,462,500
		99,999,250
Insurance - 2.6%
ACE Ltd.	100,000	5,230,000
Allstate Corp.	300,000	9,693,000
Berkshire Hathaway, Inc. Class B (a)	125,000	10,158,750
Genworth Financial, Inc. Class A (a)	175,000	3,209,500
Hanover Insurance Group, Inc.	50,000	2,180,500
RenaissanceRe Holdings Ltd.	160,000	9,081,600
The Chubb Corp.	125,000	6,481,250
		46,034,600
Thrifts & Mortgage Finance - 2.6%
First Niagara Financial Group, Inc.	250,000	3,555,000
MGIC Investment Corp. (a)	450,000	4,936,500
Radian Group, Inc. (d)	2,400,000	37,536,000
		46,027,500
TOTAL FINANCIALS		341,464,901
HEALTH CARE - 12.1%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	150,000	2,553,000
Amgen, Inc. (a)	250,000	14,940,000
		17,493,000
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	125,000	7,275,000
Edwards Lifesciences Corp. (a)	25,000	2,472,000
Inverness Medical Innovations, Inc. (a)	100,000	3,895,000
Medtronic, Inc.	275,000	12,383,250
		26,025,250
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	100,000	10,176,000
LCA-Vision, Inc. (a)(d)	800,000	6,656,000
McKesson Corp.	50,000	3,286,000
Quest Diagnostics, Inc.	50,000	2,914,500
UnitedHealth Group, Inc.	150,000	4,900,500
WellPoint, Inc. (a)	75,000	4,828,500
		32,761,500
Pharmaceuticals - 7.7%
Johnson & Johnson	775,000	50,530,000

	Shares	Value
Merck & Co., Inc.	875,000	$ 32,681,250
Pfizer, Inc.	3,000,000	51,450,000
		134,661,250
TOTAL HEALTH CARE		210,941,000
INDUSTRIALS - 7.6%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	350,000	15,844,500
Lockheed Martin Corp.	60,000	4,993,200
Precision Castparts Corp.	125,000	15,838,750
Raytheon Co.	100,000	5,712,000
The Boeing Co.	125,000	9,076,250
		51,464,700
Airlines - 0.2%
Delta Air Lines, Inc. (a)	200,000	2,918,000
Building Products - 0.5%
Lennox International, Inc.	95,000	4,210,400
Masco Corp.	250,000	3,880,000
		8,090,400
Commercial Services & Supplies - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	225,000	4,844,250
Standard Parking Corp. (a)	250,000	4,105,000
		8,949,250
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	500,000	9,580,000
Electrical Equipment - 0.6%
Acuity Brands, Inc.	100,000	4,221,000
JA Solar Holdings Co. Ltd. ADR (a)(d)	500,000	2,805,000
Roper Industries, Inc.	75,000	4,338,000
		11,364,000
Machinery - 1.4%
AGCO Corp. (a)	100,000	3,587,000
Ingersoll-Rand Co. Ltd.	500,000	17,435,000
Trinity Industries, Inc.	175,000	3,493,000
		24,515,000
Road & Rail - 0.9%
CSX Corp.	300,000	15,270,000
TOTAL INDUSTRIALS		132,151,350
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,600,000	41,648,000
Juniper Networks, Inc. (a)	350,000	10,738,000
QUALCOMM, Inc.	250,000	10,497,500
		62,883,500
Computers & Peripherals - 4.7%
3PAR, Inc. (a)	300,000	3,000,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc. (a)	185,000	$ 43,462,050
International Business Machines Corp.	275,000	35,268,750
		81,730,800
Electronic Equipment & Components - 3.1%
Acacia Research Corp. - Acacia Technologies (a)	641,431	6,946,698
Arrow Electronics, Inc. (a)	100,000	3,013,000
Coretronic Corp.	2,250,000	3,193,274
Corning, Inc.	1,900,000	38,399,000
Everlight Electronics Co. Ltd.	1,000,000	3,106,246
		54,658,218
Internet Software & Services - 1.4%
eBay, Inc. (a)	575,000	15,496,250
Google, Inc. Class A (a)	15,000	8,505,150
		24,001,400
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	6,372,500
MasterCard, Inc. Class A	90,000	22,860,000
Paychex, Inc.	325,000	9,977,500
		39,210,000
Semiconductors & Semiconductor Equipment - 7.0%
Applied Materials, Inc.	350,000	4,718,000
ASM International NV (NASDAQ) (a)	175,000	4,705,750
KLA-Tencor Corp.	325,000	10,049,000
Lam Research Corp. (a)	225,000	8,397,000
MEMC Electronic Materials, Inc. (a)	3,000,000	45,990,000
National Semiconductor Corp.	1,200,000	17,340,000
Samsung Electronics Co. Ltd.	10,000	7,229,664
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	3,005,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,499,749	14,530,505
Texas Instruments, Inc.	250,000	6,117,500
		122,082,419
Software - 3.0%
Autonomy Corp. PLC (a)	750,000	20,752,804
Citrix Systems, Inc. (a)	100,000	4,747,000
Microsoft Corp.	500,000	14,635,000
Nuance Communications, Inc. (a)	175,000	2,912,000
Salesforce.com, Inc. (a)	125,000	9,306,250
		52,353,054
TOTAL INFORMATION TECHNOLOGY		436,919,391

	Shares	Value
MATERIALS - 0.8%
Chemicals - 0.3%
The Mosaic Co.	90,000	$ 5,469,300
Metals & Mining - 0.5%
Nucor Corp.	175,000	7,941,500
TOTAL MATERIALS		13,410,800
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
Global Crossing Ltd. (a)	175,000	2,651,250
Verizon Communications, Inc.	1,250,000	38,775,000
		41,426,250
Wireless Telecommunication Services - 0.7%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,609,000
Sprint Nextel Corp. (a)	2,500,000	9,500,000
		13,109,000
TOTAL TELECOMMUNICATION SERVICES		54,535,250
UTILITIES - 1.5%
Electric Utilities - 0.7%
Entergy Corp.	150,000	12,202,500
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	675,000	7,425,000
NRG Energy, Inc. (a)	275,000	5,747,500
		13,172,500
TOTAL UTILITIES		25,375,000
TOTAL COMMON STOCKS (Cost $1,663,054,664)		1,712,613,445
Nonconvertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE	200,000	12,206,276
Volkswagen AG (d)	60,000	5,502,752
Volkswagen AG (Bearer) (a)	13,500	1,185,239
		18,894,267
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,402,102)		18,894,267
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	$ 0
Money Market Funds - 1.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(f) (Cost $31,418,425)	31,418,425	31,418,425
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,712,994,046)		1,762,926,137
NET OTHER ASSETS - (1.4)%		(24,907,842)
NET ASSETS - 100%		$ 1,738,018,295
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,790
Fidelity Securities Lending Cash Central Fund	173,792
Total	$ 180,582
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 646,620	$ -	$ -	$ 7,552,500
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,285,037	$ 170,099,798	$ 1,185,239	$ -
Consumer Staples	133,679,455	133,679,455	-	-
Energy	211,745,528	211,745,528	-	-
Financials	341,464,901	341,464,901	-	-
Health Care	210,941,000	210,941,000	-	-
Industrials	132,151,350	132,151,350	-	-
Information Technology	436,919,391	436,919,391	-	-
Materials	13,410,800	13,410,800	-	-
Telecommunication Services	54,535,250	54,535,250	-	-
Utilities	25,375,000	25,375,000	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	31,418,425	31,418,425	-	-
Total Investments in Securities:	$ 1,762,926,137	$ 1,761,740,898	$ 1,185,239	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.8%
Canada	1.6%
Taiwan	1.4%
Germany	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,116,374) - See accompanying schedule: Unaffiliated issuers (cost $1,672,603,055)	$ 1,723,955,212
Fidelity Central Funds (cost $31,418,425)	31,418,425
Other affiliated issuers (cost $8,972,566)	7,552,500
Total Investments (cost $1,712,994,046)		$ 1,762,926,137
Receivable for investments sold		36,471,718
Receivable for fund shares sold		539,750
Dividends receivable		1,771,925
Distributions receivable from Fidelity Central Funds		33,858
Prepaid expenses		4,161
Other receivables		103,202
Total assets		1,801,850,751

Liabilities
Payable to custodian bank	$ 749,974
Payable for investments purchased	28,030,302
Payable for fund shares redeemed	2,762,180
Accrued management fee	611,883
Distribution fees payable	33,598
Other affiliated payables	126,619
Other payables and accrued expenses	99,475
Collateral on securities loaned, at value	31,418,425
Total liabilities		63,832,456

Net Assets		$ 1,738,018,295
Net Assets consist of:
Paid in capital		$ 2,357,523,011
Undistributed net investment income		3,617,011
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(673,059,708)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,937,981
Net Assets		$ 1,738,018,295

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,597,281,414 ÷ 115,702,462 shares)	$ 13.81

Class A: Net Asset Value and redemption price per share ($122,645,039 ÷ 9,045,117 shares)	$ 13.56

Maximum offering price per share (100/94.25 of $13.56)	$ 14.39
Class T: Net Asset Value and redemption price per share ($12,705,075 ÷ 940,334 shares)	$ 13.51

Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($1,112,957 ÷ 83,245 shares)A	$ 13.37

Class C: Net Asset Value and offering price per share ($2,779,753 ÷ 207,839 shares)A	$ 13.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,494,057 ÷ 105,960 shares)	$ 14.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 13,881,484
Interest		147
Income from Fidelity Central Funds		180,582
Total income		14,062,213

Expenses
Management fee	$ 3,734,113
Transfer agent fees	327,695
Distribution fees	202,511
Accounting and security lending fees	292,347
Custodian fees and expenses	37,284
Independent trustees' compensation	5,162
Appreciation in deferred trustee compensation account	186
Registration fees	32,109
Audit	39,866
Legal	8,565
Interest	6,590
Miscellaneous	13,487
Total expenses before reductions	4,699,915
Expense reductions	(67,357)	4,632,558
Net investment income (loss)		9,429,655
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,303,758
Foreign currency transactions	(52,277)
Capital gain distributions from Fidelity Central Funds	2,058
Total net realized gain (loss)		192,253,539
Change in net unrealized appreciation (depreciation) on: Investment securities	11,197,889
Assets and liabilities in foreign currencies	2,263
Total change in net unrealized appreciation (depreciation)		11,200,152
Net gain (loss)		203,453,691
Net increase (decrease) in net assets resulting from operations		$ 212,883,346

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,429,655	$ 18,790,137
Net realized gain (loss)	192,253,539	(427,887,586)
Change in net unrealized appreciation (depreciation)	11,200,152	448,274,527
Net increase (decrease) in net assets resulting from operations	212,883,346	39,177,078
Distributions to shareholders from net investment income	(18,699,367)	(21,704,272)
Distributions to shareholders from net realized gain	(699,306)	-
Total distributions	(19,398,673)	(21,704,272)
Share transactions - net increase (decrease)	(310,228,979)	(67,335,220)
Total increase (decrease) in net assets	(116,744,306)	(49,862,414)

Net Assets
Beginning of period	1,854,762,601	1,904,625,015
End of period (including undistributed net investment income of $3,617,011 and undistributed net investment income of $12,886,723, respectively)	$ 1,738,018,295	$ 1,854,762,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.07	.13	.20	.15	.13	.16 H
Net realized and unrealized gain (loss)	1.55	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	1.62	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.14)	(.15)	(.17)	(.15)	(.11)	(.16)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.14)J	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 13.81	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return B, C, D	13.29%	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.12% A	1.34%	1.30%	.95%	.90%	1.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,597,281	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) F	.05	.08	.13	.08	.06	.08 I
Net realized and unrealized gain (loss)	1.52	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	1.57	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.09)	(.11)	(.10)	(.05)	(.08)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) L	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 13.56	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return B, C, D, E	13.04%	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets G, J
Expenses before reductions	.89% A	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.89% A	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.88% A	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.73% A	.90%	.87%	.52%	.44%	.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,645	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate H	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Class N was renamed Class A on July 12, 2005. L Total distributions of $.10 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	1.51	.32	(5.26)	2.54	1.27	.40
Total from investment operations	1.53	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.05)	(.02)	(.04)	(.11)	(.08)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.06) K	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 13.51	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	12.75%	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.31% A	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.30% A	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,705	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.50	.31	(5.21)	2.54	1.27	.40
Total from investment operations	1.49	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	(.01)	-	-	(.06)	(.05)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.02) L	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	12.49%	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	(.20)% A	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,113	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.49	.31	(5.21)	2.54	1.28	.40
Total from investment operations	1.48	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	(.01)	-	-	(.05)	(.07)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01) K	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	12.46%	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	(.19)% A	.03%	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,780	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	1.58	.34	(5.45)	2.67	1.29	.41
Total from investment operations	1.63	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.10)	(.02)	(.13)	-	(.11)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) I	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.10	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	13.05%	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	.83% A	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,494	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 199,341,764
Gross unrealized depreciation	(169,242,806)
Net unrealized appreciation (depreciation)	$ 30,098,958

Tax cost	$ 1,732,827,179

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $840,743,519 and $1,155,924,370, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	155,103	1,920
Class T	.25%	.25%	29,316	75
Class B	.75%	.25%	5,369	4,033
Class C	.75%	.25%	12,723	2,321
			$ 202,511	$ 8,349

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 199,273.02
Class A	99,935.16
Class T	20,145.34
Class B	1,840.34
Class C	4,303.34
Institutional Class	2,199.32
	$ 327,695

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,993 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,038,865.38%		$ 4,377

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,156 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $173,792.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,546,200. The weighted average interest rate was .62%. The interest expense amounted to $2,213 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $67,357 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 17,708,586	$ 20,731,859
Class A	926,938	945,483
Class T	51,155	20,415
Class B	889	-
Class C	1,447	-
Institutional Class	10,352	6,515
Total	$ 18,699,367	$ 21,704,272
From net realized gain
Class O	$ 641,616	$ -
Class A	50,931	-
Class T	4,736	-
Class B	444	-
Class C	1,034	-
Institutional Class	545	-
Total	$ 699,306	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	3,939,306	7,606,531	$ 50,214,386	$ 76,359,324
Reinvestment of distributions	1,247,286	2,111,096	15,553,658	17,416,562
Shares redeemed	(28,021,266)	(17,019,138)	(354,720,351)	(158,838,504)
Net increase (decrease)	(22,834,674)	(7,301,511)	$ (288,952,307)	$ (65,062,618)
Class A
Shares sold	1,371,460	2,335,925	$ 17,155,513	$ 21,078,470
Reinvestment of distributions	74,066	108,691	908,050	882,568
Shares redeemed	(3,129,401)	(2,265,889)	(39,154,455)	(20,059,558)
Net increase (decrease)	(1,683,875)	178,727	$ (21,090,892)	$ 1,901,480
Class T
Shares sold	84,090	205,277	$ 1,036,817	$ 1,901,523
Reinvestment of distributions	4,499	2,483	55,026	20,112
Shares redeemed	(93,174)	(326,967)	(1,156,011)	(2,949,011)
Net increase (decrease)	(4,585)	(119,207)	$ (64,168)	$ (1,027,376)
Class B
Shares sold	6,005	31,825	$ 73,431	$ 293,713
Reinvestment of distributions	106	-	1,288	-
Shares redeemed	(12,949)	(15,335)	(157,861)	(138,927)
Net increase (decrease)	(6,838)	16,490	$ (83,142)	$ 154,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	26,072	71,381	$ 321,252	$ 670,802
Reinvestment of distributions	196	-	2,376	-
Shares redeemed	(28,503)	(92,183)	(348,626)	(803,319)
Net increase (decrease)	(2,235)	(20,802)	$ (24,998)	$ (132,517)
Institutional Class
Shares sold	8,674	11,727	$ 111,382	$ 106,180
Reinvestment of distributions	612	599	7,803	5,046
Shares redeemed	(10,205)	(337,015)	(132,657)	(3,280,201)
Net increase (decrease)	(919)	(324,689)	$ (13,472)	$ (3,168,975)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIO-USAN-0510
1.791867.106

Fidelity® Advisor
Diversified Stock Fund -
Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.50%
Actual		$ 1,000.00	$ 1,132.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.89%
Actual		$ 1,000.00	$ 1,130.40	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.32%
Actual		$ 1,000.00	$ 1,127.50	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 1,124.90	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.81%
Actual		$ 1,000.00	$ 1,124.60	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,130.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.5	3.0
Exxon Mobil Corp.	3.4	2.9
Chevron Corp.	3.1	2.1
Pfizer, Inc.	2.9	1.5
Johnson & Johnson	2.9	2.0
MEMC Electronic Materials, Inc.	2.6	2.7
JPMorgan Chase & Co.	2.5	2.6
Apple, Inc.	2.5	2.0
Cisco Systems, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	1.7
	29.0
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	20.6
Financials	19.6	18.8
Energy	12.2	10.6
Health Care	12.1	14.4
Consumer Discretionary	9.9	11.7
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 99.6%		Stocks 99.6%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	10.0%	** Foreign investments	12.5%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR (d)	50,000	$ 4,021,000
Volkswagen AG rights 4/13/10 (a)	60,000	37,279
		4,058,279
Hotels, Restaurants & Leisure - 0.8%
International Game Technology	200,000	3,690,000
McCormick & Schmick's Seafood Restaurants (a)(e)	750,000	7,552,500
Ruth's Hospitality Group, Inc. (a)	389,338	2,063,491
		13,305,991
Household Durables - 1.4%
Furniture Brands International, Inc. (a)	400,000	2,572,000
Newell Rubbermaid, Inc.	1,000,000	15,200,000
Pulte Group, Inc. (a)	500,000	5,625,000
		23,397,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	150,000	2,395,500
Media - 2.5%
Comcast Corp. Class A	1,200,000	22,584,000
DIRECTV (a)	250,000	8,452,500
DISH Network Corp. Class A	400,000	8,328,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	4,575,000
		43,939,500
Multiline Retail - 1.1%
Macy's, Inc.	400,000	8,708,000
Target Corp.	200,000	10,520,000
		19,228,000
Specialty Retail - 2.2%
Best Buy Co., Inc.	325,000	13,825,500
GameStop Corp. Class A (a)(d)	250,000	5,477,500
Lowe's Companies, Inc.	750,000	18,180,000
		37,483,000
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	175,000	4,868,500
Liz Claiborne, Inc. (a)(d)	500,000	3,715,000
		8,583,500
TOTAL CONSUMER DISCRETIONARY		152,390,770
CONSUMER STAPLES - 7.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,100	3,289,644
Molson Coors Brewing Co. Class B	175,000	7,360,500
		10,650,144
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	175,000	6,398,000
Wal-Mart Stores, Inc.	400,000	22,240,000
		28,638,000

	Shares	Value
Food Products - 1.9%
Archer Daniels Midland Co.	250,000	$ 7,225,000
Danone	50,000	3,012,061
Dean Foods Co. (a)	250,000	3,922,500
Hain Celestial Group, Inc. (a)	175,000	3,036,250
Kellogg Co.	50,000	2,671,500
Kraft Foods, Inc. Class A	425,000	12,852,000
		32,719,311
Household Products - 1.5%
Energizer Holdings, Inc. (a)	100,000	6,276,000
Procter & Gamble Co.	300,000	18,981,000
		25,257,000
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	150,000	10,335,000
Philip Morris International, Inc.	500,000	26,080,000
		36,415,000
TOTAL CONSUMER STAPLES		133,679,455
ENERGY - 12.2%
Energy Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (a)	500,000	6,515,000
North American Energy Partners, Inc. (a)	800,000	7,672,004
Weatherford International Ltd. (a)	650,000	10,309,000
		24,496,004
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	700,000	53,081,000
EOG Resources, Inc.	75,000	6,970,500
EXCO Resources, Inc.	300,000	5,514,000
Exxon Mobil Corp.	875,000	58,607,500
Marathon Oil Corp.	500,000	15,820,000
Occidental Petroleum Corp.	200,000	16,908,000
Plains Exploration & Production Co. (a)	177,300	5,317,227
Southwestern Energy Co. (a)	150,000	6,108,000
Suncor Energy, Inc.	350,000	11,384,047
Ultra Petroleum Corp. (a)	75,000	3,497,250
Whiting Petroleum Corp. (a)	50,000	4,042,000
		187,249,524
TOTAL ENERGY		211,745,528
FINANCIALS - 19.6%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	250,000	7,720,000
Goldman Sachs Group, Inc.	100,000	17,063,000
Morgan Stanley	525,000	15,377,250
		40,160,250
Commercial Banks - 6.3%
Alliance Financial Corp. (d)	130,000	3,832,400
M&T Bank Corp. (d)	55,000	4,365,900
PNC Financial Services Group, Inc.	225,000	13,432,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,250,000	$ 9,812,500
Wells Fargo & Co.	2,500,000	77,800,001
		109,243,301
Diversified Financial Services - 5.8%
Bank of America Corp.	1,850,000	33,022,500
JPMorgan Chase & Co.	975,000	43,631,250
KKR Financial Holdings LLC	2,300,000	18,883,000
Moody's Corp.	150,000	4,462,500
		99,999,250
Insurance - 2.6%
ACE Ltd.	100,000	5,230,000
Allstate Corp.	300,000	9,693,000
Berkshire Hathaway, Inc. Class B (a)	125,000	10,158,750
Genworth Financial, Inc. Class A (a)	175,000	3,209,500
Hanover Insurance Group, Inc.	50,000	2,180,500
RenaissanceRe Holdings Ltd.	160,000	9,081,600
The Chubb Corp.	125,000	6,481,250
		46,034,600
Thrifts & Mortgage Finance - 2.6%
First Niagara Financial Group, Inc.	250,000	3,555,000
MGIC Investment Corp. (a)	450,000	4,936,500
Radian Group, Inc. (d)	2,400,000	37,536,000
		46,027,500
TOTAL FINANCIALS		341,464,901
HEALTH CARE - 12.1%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	150,000	2,553,000
Amgen, Inc. (a)	250,000	14,940,000
		17,493,000
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	125,000	7,275,000
Edwards Lifesciences Corp. (a)	25,000	2,472,000
Inverness Medical Innovations, Inc. (a)	100,000	3,895,000
Medtronic, Inc.	275,000	12,383,250
		26,025,250
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	100,000	10,176,000
LCA-Vision, Inc. (a)(d)	800,000	6,656,000
McKesson Corp.	50,000	3,286,000
Quest Diagnostics, Inc.	50,000	2,914,500
UnitedHealth Group, Inc.	150,000	4,900,500
WellPoint, Inc. (a)	75,000	4,828,500
		32,761,500
Pharmaceuticals - 7.7%
Johnson & Johnson	775,000	50,530,000

	Shares	Value
Merck & Co., Inc.	875,000	$ 32,681,250
Pfizer, Inc.	3,000,000	51,450,000
		134,661,250
TOTAL HEALTH CARE		210,941,000
INDUSTRIALS - 7.6%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	350,000	15,844,500
Lockheed Martin Corp.	60,000	4,993,200
Precision Castparts Corp.	125,000	15,838,750
Raytheon Co.	100,000	5,712,000
The Boeing Co.	125,000	9,076,250
		51,464,700
Airlines - 0.2%
Delta Air Lines, Inc. (a)	200,000	2,918,000
Building Products - 0.5%
Lennox International, Inc.	95,000	4,210,400
Masco Corp.	250,000	3,880,000
		8,090,400
Commercial Services & Supplies - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	225,000	4,844,250
Standard Parking Corp. (a)	250,000	4,105,000
		8,949,250
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	500,000	9,580,000
Electrical Equipment - 0.6%
Acuity Brands, Inc.	100,000	4,221,000
JA Solar Holdings Co. Ltd. ADR (a)(d)	500,000	2,805,000
Roper Industries, Inc.	75,000	4,338,000
		11,364,000
Machinery - 1.4%
AGCO Corp. (a)	100,000	3,587,000
Ingersoll-Rand Co. Ltd.	500,000	17,435,000
Trinity Industries, Inc.	175,000	3,493,000
		24,515,000
Road & Rail - 0.9%
CSX Corp.	300,000	15,270,000
TOTAL INDUSTRIALS		132,151,350
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,600,000	41,648,000
Juniper Networks, Inc. (a)	350,000	10,738,000
QUALCOMM, Inc.	250,000	10,497,500
		62,883,500
Computers & Peripherals - 4.7%
3PAR, Inc. (a)	300,000	3,000,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc. (a)	185,000	$ 43,462,050
International Business Machines Corp.	275,000	35,268,750
		81,730,800
Electronic Equipment & Components - 3.1%
Acacia Research Corp. - Acacia Technologies (a)	641,431	6,946,698
Arrow Electronics, Inc. (a)	100,000	3,013,000
Coretronic Corp.	2,250,000	3,193,274
Corning, Inc.	1,900,000	38,399,000
Everlight Electronics Co. Ltd.	1,000,000	3,106,246
		54,658,218
Internet Software & Services - 1.4%
eBay, Inc. (a)	575,000	15,496,250
Google, Inc. Class A (a)	15,000	8,505,150
		24,001,400
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	6,372,500
MasterCard, Inc. Class A	90,000	22,860,000
Paychex, Inc.	325,000	9,977,500
		39,210,000
Semiconductors & Semiconductor Equipment - 7.0%
Applied Materials, Inc.	350,000	4,718,000
ASM International NV (NASDAQ) (a)	175,000	4,705,750
KLA-Tencor Corp.	325,000	10,049,000
Lam Research Corp. (a)	225,000	8,397,000
MEMC Electronic Materials, Inc. (a)	3,000,000	45,990,000
National Semiconductor Corp.	1,200,000	17,340,000
Samsung Electronics Co. Ltd.	10,000	7,229,664
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	3,005,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,499,749	14,530,505
Texas Instruments, Inc.	250,000	6,117,500
		122,082,419
Software - 3.0%
Autonomy Corp. PLC (a)	750,000	20,752,804
Citrix Systems, Inc. (a)	100,000	4,747,000
Microsoft Corp.	500,000	14,635,000
Nuance Communications, Inc. (a)	175,000	2,912,000
Salesforce.com, Inc. (a)	125,000	9,306,250
		52,353,054
TOTAL INFORMATION TECHNOLOGY		436,919,391

	Shares	Value
MATERIALS - 0.8%
Chemicals - 0.3%
The Mosaic Co.	90,000	$ 5,469,300
Metals & Mining - 0.5%
Nucor Corp.	175,000	7,941,500
TOTAL MATERIALS		13,410,800
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
Global Crossing Ltd. (a)	175,000	2,651,250
Verizon Communications, Inc.	1,250,000	38,775,000
		41,426,250
Wireless Telecommunication Services - 0.7%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,609,000
Sprint Nextel Corp. (a)	2,500,000	9,500,000
		13,109,000
TOTAL TELECOMMUNICATION SERVICES		54,535,250
UTILITIES - 1.5%
Electric Utilities - 0.7%
Entergy Corp.	150,000	12,202,500
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	675,000	7,425,000
NRG Energy, Inc. (a)	275,000	5,747,500
		13,172,500
TOTAL UTILITIES		25,375,000
TOTAL COMMON STOCKS (Cost $1,663,054,664)		1,712,613,445
Nonconvertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE	200,000	12,206,276
Volkswagen AG (d)	60,000	5,502,752
Volkswagen AG (Bearer) (a)	13,500	1,185,239
		18,894,267
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,402,102)		18,894,267
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	$ 0
Money Market Funds - 1.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(f) (Cost $31,418,425)	31,418,425	31,418,425
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,712,994,046)		1,762,926,137
NET OTHER ASSETS - (1.4)%		(24,907,842)
NET ASSETS - 100%		$ 1,738,018,295
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,790
Fidelity Securities Lending Cash Central Fund	173,792
Total	$ 180,582
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 646,620	$ -	$ -	$ 7,552,500
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,285,037	$ 170,099,798	$ 1,185,239	$ -
Consumer Staples	133,679,455	133,679,455	-	-
Energy	211,745,528	211,745,528	-	-
Financials	341,464,901	341,464,901	-	-
Health Care	210,941,000	210,941,000	-	-
Industrials	132,151,350	132,151,350	-	-
Information Technology	436,919,391	436,919,391	-	-
Materials	13,410,800	13,410,800	-	-
Telecommunication Services	54,535,250	54,535,250	-	-
Utilities	25,375,000	25,375,000	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	31,418,425	31,418,425	-	-
Total Investments in Securities:	$ 1,762,926,137	$ 1,761,740,898	$ 1,185,239	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.8%
Canada	1.6%
Taiwan	1.4%
Germany	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,116,374) - See accompanying schedule: Unaffiliated issuers (cost $1,672,603,055)	$ 1,723,955,212
Fidelity Central Funds (cost $31,418,425)	31,418,425
Other affiliated issuers (cost $8,972,566)	7,552,500
Total Investments (cost $1,712,994,046)		$ 1,762,926,137
Receivable for investments sold		36,471,718
Receivable for fund shares sold		539,750
Dividends receivable		1,771,925
Distributions receivable from Fidelity Central Funds		33,858
Prepaid expenses		4,161
Other receivables		103,202
Total assets		1,801,850,751

Liabilities
Payable to custodian bank	$ 749,974
Payable for investments purchased	28,030,302
Payable for fund shares redeemed	2,762,180
Accrued management fee	611,883
Distribution fees payable	33,598
Other affiliated payables	126,619
Other payables and accrued expenses	99,475
Collateral on securities loaned, at value	31,418,425
Total liabilities		63,832,456

Net Assets		$ 1,738,018,295
Net Assets consist of:
Paid in capital		$ 2,357,523,011
Undistributed net investment income		3,617,011
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(673,059,708)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,937,981
Net Assets		$ 1,738,018,295

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,597,281,414 ÷ 115,702,462 shares)	$ 13.81

Class A: Net Asset Value and redemption price per share ($122,645,039 ÷ 9,045,117 shares)	$ 13.56

Maximum offering price per share (100/94.25 of $13.56)	$ 14.39
Class T: Net Asset Value and redemption price per share ($12,705,075 ÷ 940,334 shares)	$ 13.51

Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($1,112,957 ÷ 83,245 shares)A	$ 13.37

Class C: Net Asset Value and offering price per share ($2,779,753 ÷ 207,839 shares)A	$ 13.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,494,057 ÷ 105,960 shares)	$ 14.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 13,881,484
Interest		147
Income from Fidelity Central Funds		180,582
Total income		14,062,213

Expenses
Management fee	$ 3,734,113
Transfer agent fees	327,695
Distribution fees	202,511
Accounting and security lending fees	292,347
Custodian fees and expenses	37,284
Independent trustees' compensation	5,162
Appreciation in deferred trustee compensation account	186
Registration fees	32,109
Audit	39,866
Legal	8,565
Interest	6,590
Miscellaneous	13,487
Total expenses before reductions	4,699,915
Expense reductions	(67,357)	4,632,558
Net investment income (loss)		9,429,655
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,303,758
Foreign currency transactions	(52,277)
Capital gain distributions from Fidelity Central Funds	2,058
Total net realized gain (loss)		192,253,539
Change in net unrealized appreciation (depreciation) on: Investment securities	11,197,889
Assets and liabilities in foreign currencies	2,263
Total change in net unrealized appreciation (depreciation)		11,200,152
Net gain (loss)		203,453,691
Net increase (decrease) in net assets resulting from operations		$ 212,883,346

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,429,655	$ 18,790,137
Net realized gain (loss)	192,253,539	(427,887,586)
Change in net unrealized appreciation (depreciation)	11,200,152	448,274,527
Net increase (decrease) in net assets resulting from operations	212,883,346	39,177,078
Distributions to shareholders from net investment income	(18,699,367)	(21,704,272)
Distributions to shareholders from net realized gain	(699,306)	-
Total distributions	(19,398,673)	(21,704,272)
Share transactions - net increase (decrease)	(310,228,979)	(67,335,220)
Total increase (decrease) in net assets	(116,744,306)	(49,862,414)

Net Assets
Beginning of period	1,854,762,601	1,904,625,015
End of period (including undistributed net investment income of $3,617,011 and undistributed net investment income of $12,886,723, respectively)	$ 1,738,018,295	$ 1,854,762,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.07	.13	.20	.15	.13	.16 H
Net realized and unrealized gain (loss)	1.55	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	1.62	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.14)	(.15)	(.17)	(.15)	(.11)	(.16)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.14)J	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 13.81	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return B, C, D	13.29%	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.12% A	1.34%	1.30%	.95%	.90%	1.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,597,281	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) F	.05	.08	.13	.08	.06	.08 I
Net realized and unrealized gain (loss)	1.52	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	1.57	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.09)	(.11)	(.10)	(.05)	(.08)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) L	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 13.56	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return B, C, D, E	13.04%	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets G, J
Expenses before reductions	.89% A	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.89% A	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.88% A	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.73% A	.90%	.87%	.52%	.44%	.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,645	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate H	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Class N was renamed Class A on July 12, 2005. L Total distributions of $.10 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	1.51	.32	(5.26)	2.54	1.27	.40
Total from investment operations	1.53	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.05)	(.02)	(.04)	(.11)	(.08)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.06) K	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 13.51	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	12.75%	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.31% A	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.30% A	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,705	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.50	.31	(5.21)	2.54	1.27	.40
Total from investment operations	1.49	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	(.01)	-	-	(.06)	(.05)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.02) L	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	12.49%	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	(.20)% A	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,113	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.49	.31	(5.21)	2.54	1.28	.40
Total from investment operations	1.48	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	(.01)	-	-	(.05)	(.07)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01) K	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	12.46%	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	(.19)% A	.03%	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,780	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	1.58	.34	(5.45)	2.67	1.29	.41
Total from investment operations	1.63	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.10)	(.02)	(.13)	-	(.11)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) I	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.10	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	13.05%	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	.83% A	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,494	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 199,341,764
Gross unrealized depreciation	(169,242,806)
Net unrealized appreciation (depreciation)	$ 30,098,958

Tax cost	$ 1,732,827,179

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $840,743,519 and $1,155,924,370, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	155,103	1,920
Class T	.25%	.25%	29,316	75
Class B	.75%	.25%	5,369	4,033
Class C	.75%	.25%	12,723	2,321
			$ 202,511	$ 8,349

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 199,273.02
Class A	99,935.16
Class T	20,145.34
Class B	1,840.34
Class C	4,303.34
Institutional Class	2,199.32
	$ 327,695

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,993 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,038,865.38%		$ 4,377

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,156 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $173,792.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,546,200. The weighted average interest rate was .62%. The interest expense amounted to $2,213 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $67,357 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 17,708,586	$ 20,731,859
Class A	926,938	945,483
Class T	51,155	20,415
Class B	889	-
Class C	1,447	-
Institutional Class	10,352	6,515
Total	$ 18,699,367	$ 21,704,272
From net realized gain
Class O	$ 641,616	$ -
Class A	50,931	-
Class T	4,736	-
Class B	444	-
Class C	1,034	-
Institutional Class	545	-
Total	$ 699,306	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	3,939,306	7,606,531	$ 50,214,386	$ 76,359,324
Reinvestment of distributions	1,247,286	2,111,096	15,553,658	17,416,562
Shares redeemed	(28,021,266)	(17,019,138)	(354,720,351)	(158,838,504)
Net increase (decrease)	(22,834,674)	(7,301,511)	$ (288,952,307)	$ (65,062,618)
Class A
Shares sold	1,371,460	2,335,925	$ 17,155,513	$ 21,078,470
Reinvestment of distributions	74,066	108,691	908,050	882,568
Shares redeemed	(3,129,401)	(2,265,889)	(39,154,455)	(20,059,558)
Net increase (decrease)	(1,683,875)	178,727	$ (21,090,892)	$ 1,901,480
Class T
Shares sold	84,090	205,277	$ 1,036,817	$ 1,901,523
Reinvestment of distributions	4,499	2,483	55,026	20,112
Shares redeemed	(93,174)	(326,967)	(1,156,011)	(2,949,011)
Net increase (decrease)	(4,585)	(119,207)	$ (64,168)	$ (1,027,376)
Class B
Shares sold	6,005	31,825	$ 73,431	$ 293,713
Reinvestment of distributions	106	-	1,288	-
Shares redeemed	(12,949)	(15,335)	(157,861)	(138,927)
Net increase (decrease)	(6,838)	16,490	$ (83,142)	$ 154,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	26,072	71,381	$ 321,252	$ 670,802
Reinvestment of distributions	196	-	2,376	-
Shares redeemed	(28,503)	(92,183)	(348,626)	(803,319)
Net increase (decrease)	(2,235)	(20,802)	$ (24,998)	$ (132,517)
Institutional Class
Shares sold	8,674	11,727	$ 111,382	$ 106,180
Reinvestment of distributions	612	599	7,803	5,046
Shares redeemed	(10,205)	(337,015)	(132,657)	(3,280,201)
Net increase (decrease)	(919)	(324,689)	$ (13,472)	$ (3,168,975)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-USAN-0510
1.814746.104

Fidelity® Advisor
Diversified Stock Fund -
Institutional Class

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.50%
Actual		$ 1,000.00	$ 1,132.90	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.89%
Actual		$ 1,000.00	$ 1,130.40	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.32%
Actual		$ 1,000.00	$ 1,127.50	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.82%
Actual		$ 1,000.00	$ 1,124.90	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.81%
Actual		$ 1,000.00	$ 1,124.60	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,130.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.5	3.0
Exxon Mobil Corp.	3.4	2.9
Chevron Corp.	3.1	2.1
Pfizer, Inc.	2.9	1.5
Johnson & Johnson	2.9	2.0
MEMC Electronic Materials, Inc.	2.6	2.7
JPMorgan Chase & Co.	2.5	2.6
Apple, Inc.	2.5	2.0
Cisco Systems, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	1.7
	29.0
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	20.6
Financials	19.6	18.8
Energy	12.2	10.6
Health Care	12.1	14.4
Consumer Discretionary	9.9	11.7
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 99.6%		Stocks 99.6%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	10.0%	** Foreign investments	12.5%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR (d)	50,000	$ 4,021,000
Volkswagen AG rights 4/13/10 (a)	60,000	37,279
		4,058,279
Hotels, Restaurants & Leisure - 0.8%
International Game Technology	200,000	3,690,000
McCormick & Schmick's Seafood Restaurants (a)(e)	750,000	7,552,500
Ruth's Hospitality Group, Inc. (a)	389,338	2,063,491
		13,305,991
Household Durables - 1.4%
Furniture Brands International, Inc. (a)	400,000	2,572,000
Newell Rubbermaid, Inc.	1,000,000	15,200,000
Pulte Group, Inc. (a)	500,000	5,625,000
		23,397,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	150,000	2,395,500
Media - 2.5%
Comcast Corp. Class A	1,200,000	22,584,000
DIRECTV (a)	250,000	8,452,500
DISH Network Corp. Class A	400,000	8,328,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	4,575,000
		43,939,500
Multiline Retail - 1.1%
Macy's, Inc.	400,000	8,708,000
Target Corp.	200,000	10,520,000
		19,228,000
Specialty Retail - 2.2%
Best Buy Co., Inc.	325,000	13,825,500
GameStop Corp. Class A (a)(d)	250,000	5,477,500
Lowe's Companies, Inc.	750,000	18,180,000
		37,483,000
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	175,000	4,868,500
Liz Claiborne, Inc. (a)(d)	500,000	3,715,000
		8,583,500
TOTAL CONSUMER DISCRETIONARY		152,390,770
CONSUMER STAPLES - 7.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,100	3,289,644
Molson Coors Brewing Co. Class B	175,000	7,360,500
		10,650,144
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	175,000	6,398,000
Wal-Mart Stores, Inc.	400,000	22,240,000
		28,638,000

	Shares	Value
Food Products - 1.9%
Archer Daniels Midland Co.	250,000	$ 7,225,000
Danone	50,000	3,012,061
Dean Foods Co. (a)	250,000	3,922,500
Hain Celestial Group, Inc. (a)	175,000	3,036,250
Kellogg Co.	50,000	2,671,500
Kraft Foods, Inc. Class A	425,000	12,852,000
		32,719,311
Household Products - 1.5%
Energizer Holdings, Inc. (a)	100,000	6,276,000
Procter & Gamble Co.	300,000	18,981,000
		25,257,000
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	150,000	10,335,000
Philip Morris International, Inc.	500,000	26,080,000
		36,415,000
TOTAL CONSUMER STAPLES		133,679,455
ENERGY - 12.2%
Energy Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (a)	500,000	6,515,000
North American Energy Partners, Inc. (a)	800,000	7,672,004
Weatherford International Ltd. (a)	650,000	10,309,000
		24,496,004
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	700,000	53,081,000
EOG Resources, Inc.	75,000	6,970,500
EXCO Resources, Inc.	300,000	5,514,000
Exxon Mobil Corp.	875,000	58,607,500
Marathon Oil Corp.	500,000	15,820,000
Occidental Petroleum Corp.	200,000	16,908,000
Plains Exploration & Production Co. (a)	177,300	5,317,227
Southwestern Energy Co. (a)	150,000	6,108,000
Suncor Energy, Inc.	350,000	11,384,047
Ultra Petroleum Corp. (a)	75,000	3,497,250
Whiting Petroleum Corp. (a)	50,000	4,042,000
		187,249,524
TOTAL ENERGY		211,745,528
FINANCIALS - 19.6%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	250,000	7,720,000
Goldman Sachs Group, Inc.	100,000	17,063,000
Morgan Stanley	525,000	15,377,250
		40,160,250
Commercial Banks - 6.3%
Alliance Financial Corp. (d)	130,000	3,832,400
M&T Bank Corp. (d)	55,000	4,365,900
PNC Financial Services Group, Inc.	225,000	13,432,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,250,000	$ 9,812,500
Wells Fargo & Co.	2,500,000	77,800,001
		109,243,301
Diversified Financial Services - 5.8%
Bank of America Corp.	1,850,000	33,022,500
JPMorgan Chase & Co.	975,000	43,631,250
KKR Financial Holdings LLC	2,300,000	18,883,000
Moody's Corp.	150,000	4,462,500
		99,999,250
Insurance - 2.6%
ACE Ltd.	100,000	5,230,000
Allstate Corp.	300,000	9,693,000
Berkshire Hathaway, Inc. Class B (a)	125,000	10,158,750
Genworth Financial, Inc. Class A (a)	175,000	3,209,500
Hanover Insurance Group, Inc.	50,000	2,180,500
RenaissanceRe Holdings Ltd.	160,000	9,081,600
The Chubb Corp.	125,000	6,481,250
		46,034,600
Thrifts & Mortgage Finance - 2.6%
First Niagara Financial Group, Inc.	250,000	3,555,000
MGIC Investment Corp. (a)	450,000	4,936,500
Radian Group, Inc. (d)	2,400,000	37,536,000
		46,027,500
TOTAL FINANCIALS		341,464,901
HEALTH CARE - 12.1%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	150,000	2,553,000
Amgen, Inc. (a)	250,000	14,940,000
		17,493,000
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	125,000	7,275,000
Edwards Lifesciences Corp. (a)	25,000	2,472,000
Inverness Medical Innovations, Inc. (a)	100,000	3,895,000
Medtronic, Inc.	275,000	12,383,250
		26,025,250
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	100,000	10,176,000
LCA-Vision, Inc. (a)(d)	800,000	6,656,000
McKesson Corp.	50,000	3,286,000
Quest Diagnostics, Inc.	50,000	2,914,500
UnitedHealth Group, Inc.	150,000	4,900,500
WellPoint, Inc. (a)	75,000	4,828,500
		32,761,500
Pharmaceuticals - 7.7%
Johnson & Johnson	775,000	50,530,000

	Shares	Value
Merck & Co., Inc.	875,000	$ 32,681,250
Pfizer, Inc.	3,000,000	51,450,000
		134,661,250
TOTAL HEALTH CARE		210,941,000
INDUSTRIALS - 7.6%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	350,000	15,844,500
Lockheed Martin Corp.	60,000	4,993,200
Precision Castparts Corp.	125,000	15,838,750
Raytheon Co.	100,000	5,712,000
The Boeing Co.	125,000	9,076,250
		51,464,700
Airlines - 0.2%
Delta Air Lines, Inc. (a)	200,000	2,918,000
Building Products - 0.5%
Lennox International, Inc.	95,000	4,210,400
Masco Corp.	250,000	3,880,000
		8,090,400
Commercial Services & Supplies - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	225,000	4,844,250
Standard Parking Corp. (a)	250,000	4,105,000
		8,949,250
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	500,000	9,580,000
Electrical Equipment - 0.6%
Acuity Brands, Inc.	100,000	4,221,000
JA Solar Holdings Co. Ltd. ADR (a)(d)	500,000	2,805,000
Roper Industries, Inc.	75,000	4,338,000
		11,364,000
Machinery - 1.4%
AGCO Corp. (a)	100,000	3,587,000
Ingersoll-Rand Co. Ltd.	500,000	17,435,000
Trinity Industries, Inc.	175,000	3,493,000
		24,515,000
Road & Rail - 0.9%
CSX Corp.	300,000	15,270,000
TOTAL INDUSTRIALS		132,151,350
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,600,000	41,648,000
Juniper Networks, Inc. (a)	350,000	10,738,000
QUALCOMM, Inc.	250,000	10,497,500
		62,883,500
Computers & Peripherals - 4.7%
3PAR, Inc. (a)	300,000	3,000,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc. (a)	185,000	$ 43,462,050
International Business Machines Corp.	275,000	35,268,750
		81,730,800
Electronic Equipment & Components - 3.1%
Acacia Research Corp. - Acacia Technologies (a)	641,431	6,946,698
Arrow Electronics, Inc. (a)	100,000	3,013,000
Coretronic Corp.	2,250,000	3,193,274
Corning, Inc.	1,900,000	38,399,000
Everlight Electronics Co. Ltd.	1,000,000	3,106,246
		54,658,218
Internet Software & Services - 1.4%
eBay, Inc. (a)	575,000	15,496,250
Google, Inc. Class A (a)	15,000	8,505,150
		24,001,400
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	6,372,500
MasterCard, Inc. Class A	90,000	22,860,000
Paychex, Inc.	325,000	9,977,500
		39,210,000
Semiconductors & Semiconductor Equipment - 7.0%
Applied Materials, Inc.	350,000	4,718,000
ASM International NV (NASDAQ) (a)	175,000	4,705,750
KLA-Tencor Corp.	325,000	10,049,000
Lam Research Corp. (a)	225,000	8,397,000
MEMC Electronic Materials, Inc. (a)	3,000,000	45,990,000
National Semiconductor Corp.	1,200,000	17,340,000
Samsung Electronics Co. Ltd.	10,000	7,229,664
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	3,005,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,499,749	14,530,505
Texas Instruments, Inc.	250,000	6,117,500
		122,082,419
Software - 3.0%
Autonomy Corp. PLC (a)	750,000	20,752,804
Citrix Systems, Inc. (a)	100,000	4,747,000
Microsoft Corp.	500,000	14,635,000
Nuance Communications, Inc. (a)	175,000	2,912,000
Salesforce.com, Inc. (a)	125,000	9,306,250
		52,353,054
TOTAL INFORMATION TECHNOLOGY		436,919,391

	Shares	Value
MATERIALS - 0.8%
Chemicals - 0.3%
The Mosaic Co.	90,000	$ 5,469,300
Metals & Mining - 0.5%
Nucor Corp.	175,000	7,941,500
TOTAL MATERIALS		13,410,800
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
Global Crossing Ltd. (a)	175,000	2,651,250
Verizon Communications, Inc.	1,250,000	38,775,000
		41,426,250
Wireless Telecommunication Services - 0.7%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,609,000
Sprint Nextel Corp. (a)	2,500,000	9,500,000
		13,109,000
TOTAL TELECOMMUNICATION SERVICES		54,535,250
UTILITIES - 1.5%
Electric Utilities - 0.7%
Entergy Corp.	150,000	12,202,500
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	675,000	7,425,000
NRG Energy, Inc. (a)	275,000	5,747,500
		13,172,500
TOTAL UTILITIES		25,375,000
TOTAL COMMON STOCKS (Cost $1,663,054,664)		1,712,613,445
Nonconvertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE	200,000	12,206,276
Volkswagen AG (d)	60,000	5,502,752
Volkswagen AG (Bearer) (a)	13,500	1,185,239
		18,894,267
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,402,102)		18,894,267
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	$ 0
Money Market Funds - 1.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(f) (Cost $31,418,425)	31,418,425	31,418,425
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,712,994,046)		1,762,926,137
NET OTHER ASSETS - (1.4)%		(24,907,842)
NET ASSETS - 100%		$ 1,738,018,295
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,790
Fidelity Securities Lending Cash Central Fund	173,792
Total	$ 180,582
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 646,620	$ -	$ -	$ 7,552,500
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,285,037	$ 170,099,798	$ 1,185,239	$ -
Consumer Staples	133,679,455	133,679,455	-	-
Energy	211,745,528	211,745,528	-	-
Financials	341,464,901	341,464,901	-	-
Health Care	210,941,000	210,941,000	-	-
Industrials	132,151,350	132,151,350	-	-
Information Technology	436,919,391	436,919,391	-	-
Materials	13,410,800	13,410,800	-	-
Telecommunication Services	54,535,250	54,535,250	-	-
Utilities	25,375,000	25,375,000	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	31,418,425	31,418,425	-	-
Total Investments in Securities:	$ 1,762,926,137	$ 1,761,740,898	$ 1,185,239	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.8%
Canada	1.6%
Taiwan	1.4%
Germany	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,116,374) - See accompanying schedule: Unaffiliated issuers (cost $1,672,603,055)	$ 1,723,955,212
Fidelity Central Funds (cost $31,418,425)	31,418,425
Other affiliated issuers (cost $8,972,566)	7,552,500
Total Investments (cost $1,712,994,046)		$ 1,762,926,137
Receivable for investments sold		36,471,718
Receivable for fund shares sold		539,750
Dividends receivable		1,771,925
Distributions receivable from Fidelity Central Funds		33,858
Prepaid expenses		4,161
Other receivables		103,202
Total assets		1,801,850,751

Liabilities
Payable to custodian bank	$ 749,974
Payable for investments purchased	28,030,302
Payable for fund shares redeemed	2,762,180
Accrued management fee	611,883
Distribution fees payable	33,598
Other affiliated payables	126,619
Other payables and accrued expenses	99,475
Collateral on securities loaned, at value	31,418,425
Total liabilities		63,832,456

Net Assets		$ 1,738,018,295
Net Assets consist of:
Paid in capital		$ 2,357,523,011
Undistributed net investment income		3,617,011
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(673,059,708)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,937,981
Net Assets		$ 1,738,018,295

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,597,281,414 ÷ 115,702,462 shares)	$ 13.81

Class A: Net Asset Value and redemption price per share ($122,645,039 ÷ 9,045,117 shares)	$ 13.56

Maximum offering price per share (100/94.25 of $13.56)	$ 14.39
Class T: Net Asset Value and redemption price per share ($12,705,075 ÷ 940,334 shares)	$ 13.51

Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($1,112,957 ÷ 83,245 shares)A	$ 13.37

Class C: Net Asset Value and offering price per share ($2,779,753 ÷ 207,839 shares)A	$ 13.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,494,057 ÷ 105,960 shares)	$ 14.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 13,881,484
Interest		147
Income from Fidelity Central Funds		180,582
Total income		14,062,213

Expenses
Management fee	$ 3,734,113
Transfer agent fees	327,695
Distribution fees	202,511
Accounting and security lending fees	292,347
Custodian fees and expenses	37,284
Independent trustees' compensation	5,162
Appreciation in deferred trustee compensation account	186
Registration fees	32,109
Audit	39,866
Legal	8,565
Interest	6,590
Miscellaneous	13,487
Total expenses before reductions	4,699,915
Expense reductions	(67,357)	4,632,558
Net investment income (loss)		9,429,655
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,303,758
Foreign currency transactions	(52,277)
Capital gain distributions from Fidelity Central Funds	2,058
Total net realized gain (loss)		192,253,539
Change in net unrealized appreciation (depreciation) on: Investment securities	11,197,889
Assets and liabilities in foreign currencies	2,263
Total change in net unrealized appreciation (depreciation)		11,200,152
Net gain (loss)		203,453,691
Net increase (decrease) in net assets resulting from operations		$ 212,883,346

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,429,655	$ 18,790,137
Net realized gain (loss)	192,253,539	(427,887,586)
Change in net unrealized appreciation (depreciation)	11,200,152	448,274,527
Net increase (decrease) in net assets resulting from operations	212,883,346	39,177,078
Distributions to shareholders from net investment income	(18,699,367)	(21,704,272)
Distributions to shareholders from net realized gain	(699,306)	-
Total distributions	(19,398,673)	(21,704,272)
Share transactions - net increase (decrease)	(310,228,979)	(67,335,220)
Total increase (decrease) in net assets	(116,744,306)	(49,862,414)

Net Assets
Beginning of period	1,854,762,601	1,904,625,015
End of period (including undistributed net investment income of $3,617,011 and undistributed net investment income of $12,886,723, respectively)	$ 1,738,018,295	$ 1,854,762,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.07	.13	.20	.15	.13	.16 H
Net realized and unrealized gain (loss)	1.55	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	1.62	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.14)	(.15)	(.17)	(.15)	(.11)	(.16)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.14)J	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 13.81	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return B, C, D	13.29%	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% A	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.12% A	1.34%	1.30%	.95%	.90%	1.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,597,281	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) F	.05	.08	.13	.08	.06	.08 I
Net realized and unrealized gain (loss)	1.52	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	1.57	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.09)	(.11)	(.10)	(.05)	(.08)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) L	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 13.56	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return B, C, D, E	13.04%	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets G, J
Expenses before reductions	.89% A	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.89% A	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.88% A	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.73% A	.90%	.87%	.52%	.44%	.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,645	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate H	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Class N was renamed Class A on July 12, 2005. L Total distributions of $.10 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	1.51	.32	(5.26)	2.54	1.27	.40
Total from investment operations	1.53	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.05)	(.02)	(.04)	(.11)	(.08)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.06) K	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 13.51	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B, C, D	12.75%	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.32% A	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.31% A	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.30% A	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,705	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.50	.31	(5.21)	2.54	1.27	.40
Total from investment operations	1.49	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	(.01)	-	-	(.06)	(.05)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.02) L	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B, C, D	12.49%	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82% A	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	(.20)% A	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,113	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.49	.31	(5.21)	2.54	1.28	.40
Total from investment operations	1.48	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	(.01)	-	-	(.05)	(.07)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01) K	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.37	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B, C, D	12.46%	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.81% A	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81% A	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	(.19)% A	.03%	.01%	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,780	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	1.58	.34	(5.45)	2.67	1.29	.41
Total from investment operations	1.63	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.10)	(.02)	(.13)	-	(.11)	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.10) I	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.10	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B, C	13.05%	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79% A	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.79% A	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	.83% A	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,494	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	98% A	162%	121%	148%	66%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 199,341,764
Gross unrealized depreciation	(169,242,806)
Net unrealized appreciation (depreciation)	$ 30,098,958

Tax cost	$ 1,732,827,179

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $840,743,519 and $1,155,924,370, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	155,103	1,920
Class T	.25%	.25%	29,316	75
Class B	.75%	.25%	5,369	4,033
Class C	.75%	.25%	12,723	2,321
			$ 202,511	$ 8,349

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 199,273.02
Class A	99,935.16
Class T	20,145.34
Class B	1,840.34
Class C	4,303.34
Institutional Class	2,199.32
	$ 327,695

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,993 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,038,865.38%		$ 4,377

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,156 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $173,792.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,546,200. The weighted average interest rate was .62%. The interest expense amounted to $2,213 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $67,357 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 17,708,586	$ 20,731,859
Class A	926,938	945,483
Class T	51,155	20,415
Class B	889	-
Class C	1,447	-
Institutional Class	10,352	6,515
Total	$ 18,699,367	$ 21,704,272
From net realized gain
Class O	$ 641,616	$ -
Class A	50,931	-
Class T	4,736	-
Class B	444	-
Class C	1,034	-
Institutional Class	545	-
Total	$ 699,306	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	3,939,306	7,606,531	$ 50,214,386	$ 76,359,324
Reinvestment of distributions	1,247,286	2,111,096	15,553,658	17,416,562
Shares redeemed	(28,021,266)	(17,019,138)	(354,720,351)	(158,838,504)
Net increase (decrease)	(22,834,674)	(7,301,511)	$ (288,952,307)	$ (65,062,618)
Class A
Shares sold	1,371,460	2,335,925	$ 17,155,513	$ 21,078,470
Reinvestment of distributions	74,066	108,691	908,050	882,568
Shares redeemed	(3,129,401)	(2,265,889)	(39,154,455)	(20,059,558)
Net increase (decrease)	(1,683,875)	178,727	$ (21,090,892)	$ 1,901,480
Class T
Shares sold	84,090	205,277	$ 1,036,817	$ 1,901,523
Reinvestment of distributions	4,499	2,483	55,026	20,112
Shares redeemed	(93,174)	(326,967)	(1,156,011)	(2,949,011)
Net increase (decrease)	(4,585)	(119,207)	$ (64,168)	$ (1,027,376)
Class B
Shares sold	6,005	31,825	$ 73,431	$ 293,713
Reinvestment of distributions	106	-	1,288	-
Shares redeemed	(12,949)	(15,335)	(157,861)	(138,927)
Net increase (decrease)	(6,838)	16,490	$ (83,142)	$ 154,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	26,072	71,381	$ 321,252	$ 670,802
Reinvestment of distributions	196	-	2,376	-
Shares redeemed	(28,503)	(92,183)	(348,626)	(803,319)
Net increase (decrease)	(2,235)	(20,802)	$ (24,998)	$ (132,517)
Institutional Class
Shares sold	8,674	11,727	$ 111,382	$ 106,180
Reinvestment of distributions	612	599	7,803	5,046
Shares redeemed	(10,205)	(337,015)	(132,657)	(3,280,201)
Net increase (decrease)	(919)	(324,689)	$ (13,472)	$ (3,168,975)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-I-USAN-0510
1.814752.104

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Capital Development Fund -
Class A

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.61%
Actual		$ 1,000.00	$ 1,113.10	$ 3.21
Hypothetical A		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.99%
Actual		$ 1,000.00	$ 1,110.60	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.49%
Actual		$ 1,000.00	$ 1,108.60	$ 7.83
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.49
Class B	1.94%
Actual		$ 1,000.00	$ 1,105.70	$ 10.18
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.90%
Actual		$ 1,000.00	$ 1,104.80	$ 9.97
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,111.80	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.54	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.1	1.5
JPMorgan Chase & Co.	2.1	2.4
Hewlett-Packard Co.	1.7	1.7
Google, Inc. Class A	1.5	0.4
Morgan Stanley	1.3	1.5
Noble Corp.	1.2	1.1
Anheuser-Busch InBev SA NV	1.2	1.0
Occidental Petroleum Corp.	1.1	0.8
Chevron Corp.	1.1	1.2
Cisco Systems, Inc.	1.1	2.1
	14.4
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	19.8
Information Technology	15.0	19.4
Consumer Discretionary	12.8	13.4
Energy	12.0	12.3
Materials	11.7	10.3
Asset Allocation (% of fund's net assets)
As of March 31, 2010*		As of September 30, 2009**
	Stocks 99.6%		Stocks 99.2%
	Convertible Securities 0.1%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	26.3%	** Foreign investments	25.1%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Johnson Controls, Inc.	150,000	$ 4,948,500
TRW Automotive Holdings Corp. (a)	280,200	8,008,116
		12,956,616
Automobiles - 0.3%
Ford Motor Co. (a)	800,000	10,056,000
Diversified Consumer Services - 0.1%
Steiner Leisure Ltd. (a)	106,050	4,700,136
Hotels, Restaurants & Leisure - 2.5%
CEC Entertainment, Inc. (a)	252,500	9,617,725
Ctrip.com International Ltd. sponsored ADR (a)	788,816	30,921,587
O'Charleys, Inc. (a)	100,000	894,000
Rick's Cabaret International, Inc. (a)	100,000	1,280,000
Starwood Hotels & Resorts Worldwide, Inc.	220,000	10,260,800
Wyndham Worldwide Corp.	1,064,690	27,394,474
		80,368,586
Household Durables - 0.5%
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	270,000	7,635,600
La-Z-Boy, Inc. (a)(c)	400,000	5,016,000
Pulte Group, Inc. (a)	180,500	2,030,625
		14,682,225
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	145,100	19,694,423
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	418,600	16,024,008
Media - 1.0%
The Walt Disney Co.	380,000	13,265,800
Viacom, Inc. Class B (non-vtg.) (a)	254,600	8,753,148
Virgin Media, Inc.	489,500	8,448,770
		30,467,718
Multiline Retail - 0.4%
Dollarama, Inc.	100,000	2,161,497
Dollarama, Inc. (e)	273,700	5,916,017
Maoye International Holdings Ltd.	10,648,000	3,387,392
		11,464,906
Specialty Retail - 2.5%
Belle International Holdings Ltd.	14,528,000	19,534,703
Gymboree Corp. (a)	230,000	11,874,900
Hengdeli Holdings Ltd.	9,362,000	3,991,141
Ross Stores, Inc.	372,785	19,932,814
TJX Companies, Inc.	589,700	25,074,044
		80,407,602
Textiles, Apparel & Luxury Goods - 4.0%
Anta Sports Products Ltd.	2,915,000	4,813,124
China Dongxiang Group Co. Ltd.	8,335,000	6,011,656
Iconix Brand Group, Inc. (a)	1,487,300	22,844,928
Phillips-Van Heusen Corp.	409,200	23,471,712

	Shares	Value
Polo Ralph Lauren Corp. Class A	219,500	$ 18,666,280
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	85,000	3,087,200
Steven Madden Ltd. (a)	205,735	10,039,868
VF Corp.	184,753	14,807,953
Warnaco Group, Inc. (a)	509,600	24,313,016
		128,055,737
TOTAL CONSUMER DISCRETIONARY		408,877,957
CONSUMER STAPLES - 7.7%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	757,788	38,173,083
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,513
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	12,412,200
Dr Pepper Snapple Group, Inc.	400,000	14,068,000
		64,654,796
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	526,900	29,295,640
Food Products - 3.3%
Alliance Grain Traders, Inc.	25,000	802,068
Alliance Grain Traders, Inc. (e)	500,000	16,041,359
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,329,128
Bunge Ltd.	400,900	24,707,467
Chiquita Brands International, Inc. (a)	100,238	1,576,744
Diamond Foods, Inc.	135,500	5,696,420
Dole Food Co., Inc.	468,100	5,546,985
Fresh Del Monte Produce, Inc. (a)	604,545	12,242,036
General Mills, Inc.	75,000	5,309,250
Green Mountain Coffee Roasters, Inc. (a)	134,000	12,973,880
Ralcorp Holdings, Inc. (a)	242,601	16,443,496
TreeHouse Foods, Inc. (a)	74,000	3,246,380
		105,915,213
Personal Products - 1.5%
Avon Products, Inc.	250,000	8,467,500
Herbalife Ltd.	356,930	16,461,612
Nu Skin Enterprises, Inc. Class A	725,200	21,103,320
		46,032,432
TOTAL CONSUMER STAPLES		245,898,081
ENERGY - 12.0%
Energy Equipment & Services - 3.6%
BJ Services Co.	321,805	6,886,627
Ensco International Ltd. ADR	615,200	27,548,656
Helmerich & Payne, Inc.	263,900	10,049,312
Nabors Industries Ltd. (a)	608,200	11,938,966
Noble Corp.	920,700	38,503,674
Patterson-UTI Energy, Inc.	607,700	8,489,569
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	40,000	$ 2,538,400
Transocean Ltd. (a)	115,000	9,933,700
		115,888,904
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	158,000	11,507,140
Apache Corp.	160,800	16,321,200
Berry Petroleum Co. Class A	100,000	2,816,000
Chevron Corp.	475,800	36,079,914
Cimarex Energy Co.	62,455	3,708,578
ConocoPhillips	111,600	5,710,572
CONSOL Energy, Inc.	150,000	6,399,000
Devon Energy Corp.	50,000	3,221,500
EXCO Resources, Inc.	81,800	1,503,484
Frontier Oil Corp.	7,000	94,500
International Coal Group, Inc. (a)	1,916,700	8,759,319
James River Coal Co. (a)(c)	150,000	2,385,000
Marathon Oil Corp.	1,091,000	34,519,240
Massey Energy Co.	537,000	28,079,730
Occidental Petroleum Corp.	431,600	36,487,464
OPTI Canada, Inc. (a)	2,500,000	5,071,393
Petrohawk Energy Corp. (a)	150,000	3,042,000
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	138,800	5,495,092
Range Resources Corp.	100,000	4,687,000
Southern Union Co.	511,800	12,984,366
Southwestern Energy Co. (a)	363,200	14,789,504
Suncor Energy, Inc.	312,400	10,161,075
XTO Energy, Inc.	286,300	13,507,634
		267,330,705
TOTAL ENERGY		383,219,609
FINANCIALS - 20.5%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	150,000	4,632,000
Evercore Partners, Inc. Class A	80,800	2,424,000
Germany1 Acquisition Ltd. (a)	1,326,400	15,586,646
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,105,000	828,351
GLG Partners, Inc. (a)(c)	10,214,162	31,357,477
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	542,126
Janus Capital Group, Inc.	589,077	8,417,910
Jefferies Group, Inc. (c)	400,000	9,468,000
Morgan Stanley	1,427,085	41,799,320
UBS AG (a)	209,710	3,411,866
		118,467,696
Commercial Banks - 4.5%
East West Bancorp, Inc. (a)(g)	442,758	6,941,560
HDFC Bank Ltd.	84,785	3,656,743

	Shares	Value
Huntington Bancshares, Inc.	704,438	$ 3,782,832
M&T Bank Corp. (c)	35,900	2,849,742
PNC Financial Services Group, Inc.	429,600	25,647,120
Regions Financial Corp.	990,300	7,773,855
SVB Financial Group (a)	170,000	7,932,200
Toronto-Dominion Bank	150,000	11,181,684
Wells Fargo & Co.	2,148,950	66,875,322
Wilmington Trust Corp., Delaware	417,000	6,909,690
		143,550,748
Consumer Finance - 0.4%
Capital One Financial Corp.	250,000	10,352,500
Cardtronics, Inc. (a)	223,200	2,805,624
		13,158,124
Diversified Financial Services - 4.6%
Bank of America Corp.	1,869,700	33,374,145
Citigroup, Inc. (a)	7,872,200	31,882,410
Fook Woo Group Holdings Ltd.	3,056,000	1,062,717
JPMorgan Chase & Co.	1,480,700	66,261,325
NBH Holdings Corp. Class A (a)(e)	146,800	2,936,000
PICO Holdings, Inc. (a)	313,989	11,677,251
		147,193,848
Insurance - 3.3%
Berkshire Hathaway, Inc. Class A (a)	66	8,038,800
Genworth Financial, Inc. Class A (a)	1,000,000	18,340,000
Lincoln National Corp.	383,400	11,770,380
Loews Corp.	261,200	9,737,536
Max Capital Group Ltd.	191,736	4,408,011
MetLife, Inc.	210,000	9,101,400
Phoenix Group Holdings (a)	3,486,105	35,550,549
Platinum Underwriters Holdings Ltd.	98,167	3,640,032
Primerica, Inc.	7,500	112,500
Protective Life Corp.	146,200	3,214,938
Unum Group	73,300	1,815,641
		105,729,787
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc. (c)	1,344,258	18,416,335
Hersha Hospitality Trust	3,472,500	17,987,550
Sunstone Hotel Investors, Inc. (a)	645,000	7,204,650
Vornado Realty Trust	100,362	7,597,403
		51,205,938
Real Estate Management & Development - 2.4%
Brookfield Asset Management, Inc. Class A	260,000	6,618,415
CB Richard Ellis Group, Inc. Class A (a)	1,057,400	16,759,790
Hang Lung Properties Ltd.	3,520,000	14,190,167
Housing Development and Infrastructure Ltd. (a)	100,000	638,746
Iguatemi Empresa de Shopping Centers SA	344,300	5,803,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	245,700	$ 17,909,073
The St. Joe Co. (a)(c)	450,000	14,557,500
		76,476,707
TOTAL FINANCIALS		655,782,848
HEALTH CARE - 9.6%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	57,556	3,129,320
AVEO Pharmaceuticals, Inc.	66,400	597,600
ImmunoGen, Inc. (a)	99,600	805,764
Micromet, Inc. (a)	394,692	3,189,111
ZIOPHARM Oncology, Inc. (a)	71,700	364,236
		8,086,031
Health Care Equipment & Supplies - 2.1%
C. R. Bard, Inc.	65,000	5,630,300
Cooper Companies, Inc.	200,000	7,776,000
Covidien PLC	536,100	26,955,108
Hospira, Inc. (a)	185,000	10,480,250
Mindray Medical International Ltd. sponsored ADR (c)	420,000	15,296,400
		66,138,058
Health Care Providers & Services - 4.1%
Brookdale Senior Living, Inc. (a)	705,500	14,695,565
Emergency Medical Services Corp. Class A (a)	113,400	6,412,770
Express Scripts, Inc. (a)	281,636	28,659,279
Futuremed Healthcare Income Fund	380,020	3,405,398
Hanger Orthopedic Group, Inc. (a)(d)	1,850,064	33,634,164
Henry Schein, Inc. (a)	50,000	2,945,000
Humana, Inc. (a)	50,000	2,338,500
Medco Health Solutions, Inc. (a)	395,600	25,539,936
UnitedHealth Group, Inc.	300,000	9,801,000
WellPoint, Inc. (a)	70,000	4,506,600
		131,938,212
Health Care Technology - 0.4%
Cerner Corp. (a)	162,000	13,779,720
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	120,000	6,272,400
Thermo Fisher Scientific, Inc. (a)	100,000	5,144,000
		11,416,400
Pharmaceuticals - 2.3%
Allergan, Inc.	356,200	23,266,984
King Pharmaceuticals, Inc. (a)	771,138	9,068,583
Merck & Co., Inc.	100,000	3,735,000
Mylan, Inc. (a)	200,000	4,542,000
Pfizer, Inc.	200,000	3,430,000
Sanofi-Aventis sponsored ADR	481,700	17,996,312
Shire PLC sponsored ADR	60,000	3,957,600

	Shares	Value
Valeant Pharmaceuticals International (a)	100,000	$ 4,291,000
Watson Pharmaceuticals, Inc. (a)	100,000	4,177,000
		74,464,479
TOTAL HEALTH CARE		305,822,900
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.6%
Esterline Technologies Corp. (a)	250,000	12,357,500
Goodrich Corp.	105,000	7,404,600
Honeywell International, Inc.	545,167	24,679,710
Precision Castparts Corp.	143,000	18,119,530
Raytheon Co.	41,937	2,395,441
The Boeing Co.	320,000	23,235,200
United Technologies Corp.	351,500	25,873,915
		114,065,896
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	200,000	1,474,000
Building Products - 0.2%
Owens Corning (a)	216,900	5,517,936
Commercial Services & Supplies - 0.4%
United Stationers, Inc. (a)	230,700	13,576,695
Construction & Engineering - 0.2%
Furmanite Corp. (a)	672,259	3,489,024
Orion Marine Group, Inc. (a)	179,300	3,236,365
		6,725,389
Electrical Equipment - 0.5%
Deswell Industries, Inc.	100,000	420,000
Fushi Copperweld, Inc. (a)	203,500	2,283,270
Regal-Beloit Corp.	172,667	10,258,146
Sensata Technologies Holding BV	122,900	2,207,284
		15,168,700
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	310,000	11,811,000
Textron, Inc.	259,000	5,498,570
		17,309,570
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	599,869	4,271,067
Duoyuan Global Water, Inc. ADR (c)	17,800	494,306
Hardinge, Inc.	109,713	987,417
Ingersoll-Rand Co. Ltd.	230,000	8,020,100
		13,772,890
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	760,000	8,740,000
CSX Corp.	353,400	17,988,060
Norfolk Southern Corp.	502,900	28,107,081
Union Pacific Corp.	292,600	21,447,580
		76,282,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	335,008	$ 6,412,053
WESCO International, Inc. (a)	285,000	9,892,350
		16,304,403
TOTAL INDUSTRIALS		280,198,200
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	1,374,000	35,765,220
DragonWave, Inc. (a)(c)	258,600	2,391,191
		38,156,411
Computers & Peripherals - 4.4%
Apple, Inc. (a)	134,600	31,621,578
Dell, Inc. (a)	1,280,000	19,212,800
Hewlett-Packard Co.	1,037,900	55,164,385
Seagate Technology (a)	600,000	10,956,000
Western Digital Corp. (a)	574,700	22,407,553
		139,362,316
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	9,673,560
Corning, Inc.	300,000	6,063,000
Jabil Circuit, Inc.	200,000	3,238,000
SYNNEX Corp. (a)	162,900	4,815,324
		23,789,884
Internet Software & Services - 3.9%
Baidu.com, Inc. sponsored ADR (a)	29,600	17,671,200
Google, Inc. Class A (a)	85,500	48,479,355
NetEase.com, Inc. sponsored ADR (a)(c)	360,500	12,786,935
Open Text Corp. (a)	446,600	21,298,708
Sina Corp. (a)	250,000	9,422,500
Tencent Holdings Ltd.	814,700	16,348,039
		126,006,737
IT Services - 1.8%
Acxiom Corp. (a)	495,710	8,893,037
Alliance Data Systems Corp. (a)(c)	270,750	17,325,293
Convergys Corp. (a)	250,000	3,065,000
Fidelity National Information Services, Inc.	470,000	11,016,800
Hewitt Associates, Inc. Class A (a)	390,000	15,514,200
		55,814,330
Semiconductors & Semiconductor Equipment - 0.6%
Aixtron AG	22,500	809,154
Avago Technologies Ltd.	282,100	5,799,976
Intel Corp.	351,400	7,822,164
KLA-Tencor Corp.	100,000	3,092,000
		17,523,294

	Shares	Value
Software - 2.4%
BMC Software, Inc. (a)	295,000	$ 11,210,000
Citrix Systems, Inc. (a)	532,000	25,254,040
Longtop Financial Technologies Ltd. ADR (a)	53,600	1,726,456
Microsoft Corp.	599,200	17,538,584
NCsoft Corp.	30,000	3,804,854
Solera Holdings, Inc.	170,000	6,570,500
Sybase, Inc. (a)	194,200	9,053,604
Taleo Corp. Class A (a)	114,200	2,958,922
		78,116,960
TOTAL INFORMATION TECHNOLOGY		478,769,932
MATERIALS - 11.7%
Chemicals - 2.1%
Celanese Corp. Class A	150,998	4,809,286
Dow Chemical Co.	874,100	25,847,137
Neo Material Technologies, Inc. (a)	3,233,100	12,639,495
The Mosaic Co.	368,393	22,387,243
		65,683,161
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	220,000	7,818,800
Metals & Mining - 9.3%
Agnico-Eagle Mines Ltd. (Canada)	578,500	32,323,082
Alcoa, Inc.	470,000	6,692,800
AngloGold Ashanti Ltd. sponsored ADR	366,300	13,901,085
ArcelorMittal SA (NY Shares) Class A (c)	362,800	15,930,548
Barrick Gold Corp.	855,200	32,818,458
BHP Billiton PLC	578,006	19,827,577
Carpenter Technology Corp.	378,200	13,842,120
Compass Minerals International, Inc.	150,000	12,034,500
Freeport-McMoRan Copper & Gold, Inc.	331,500	27,693,510
Newcrest Mining Ltd.	804,768	24,236,097
Newmont Mining Corp.	506,800	25,811,324
Nucor Corp.	76,500	3,471,570
Pan American Silver Corp.	150,000	3,472,501
Randgold Resources Ltd. sponsored ADR	225,766	17,345,602
Sherritt International Corp. (c)	1,090,000	8,651,305
Silver Standard Resources, Inc. (a)	539,900	9,604,824
Tata Steel Ltd.	1,966,673	27,727,764
		295,384,667
Paper & Forest Products - 0.1%
Acadian Timber Corp.	610,800	4,493,034
TOTAL MATERIALS		373,379,662
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	106,861	1,618,944
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	2,203,000	$ 11,499,660
Verizon Communications, Inc.	100,000	3,102,000
		16,220,604
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	1,587,000	6,030,600
Vodafone Group PLC sponsored ADR	1,000,000	23,290,000
		29,320,600
TOTAL TELECOMMUNICATION SERVICES		45,541,204
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.	319,422	4,938,264
TOTAL COMMON STOCKS (Cost $2,700,561,569)		3,182,428,657
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (e) (Cost $1,750,000)	$ 1,750,000	1,773,625
Money Market Funds - 3.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f) (Cost $98,016,025)	98,016,025	$ 98,016,025
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,800,327,594)		3,282,218,307
NET OTHER ASSETS - (2.8)%		(88,404,928)
NET ASSETS - 100%		$ 3,193,813,379
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,667,001 or 0.8% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,941,560 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 3,999,631
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,961
Fidelity Securities Lending Cash Central Fund	297,230
Total	$ 307,191
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Total	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 408,877,957	$ 408,877,957	$ -	$ -
Consumer Staples	245,898,081	245,898,081	-	-
Energy	383,219,609	383,219,609	-	-
Financials	655,782,848	642,380,922	10,465,926	2,936,000
Health Care	305,822,900	305,822,900	-	-
Industrials	280,198,200	280,198,200	-	-
Information Technology	478,769,932	478,769,932	-	-
Materials	373,379,662	373,379,662	-	-
Telecommunication Services	45,541,204	45,541,204	-	-
Utilities	4,938,264	4,938,264	-	-
Corporate Bonds	1,773,625	-	1,773,625	-
Money Market Funds	98,016,025	98,016,025	-	-
Total Investments in Securities:	$ 3,282,218,307	$ 3,267,042,756	$ 12,239,551	$ 2,936,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,936,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.7%
Canada	6.3%
Cayman Islands	5.1%
United Kingdom	2.1%
China	1.7%
Switzerland	1.6%
Belgium	1.2%
Ireland	1.2%
Bermuda	1.0%
India	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,925,658) - See accompanying schedule: Unaffiliated issuers (cost $2,674,950,457)	$ 3,150,568,118
Fidelity Central Funds (cost $98,016,025)	98,016,025
Other affiliated issuers (cost $27,361,112)	33,634,164
Total Investments (cost $2,800,327,594)		$ 3,282,218,307
Foreign currency held at value (cost $13)		18
Receivable for investments sold		66,578,653
Receivable for fund shares sold		3,313,408
Dividends receivable		1,848,683
Interest receivable		32,813
Distributions receivable from Fidelity Central Funds		58,123
Prepaid expenses		8,320
Other receivables		427,627
Total assets		3,354,485,952

Liabilities
Payable to custodian bank	$ 199,369
Payable for investments purchased	50,410,506
Payable for fund shares redeemed	8,296,390
Accrued management fee	1,492,656
Distribution fees payable	74,258
Other affiliated payables	213,350
Other payables and accrued expenses	1,970,019
Collateral on securities loaned, at value	98,016,025
Total liabilities		160,672,573

Net Assets		$ 3,193,813,379
Net Assets consist of:
Paid in capital		$ 3,913,771,689
Undistributed net investment income		2,496,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,202,492,548)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		480,037,412
Net Assets		$ 3,193,813,379

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,843,105,700 ÷ 299,364,008 shares)	$ 9.50

Class A: Net Asset Value and redemption price per share ($348,465,236 ÷ 37,584,557 shares)	$ 9.27

Maximum offering price per share (100/94.25 of $9.27)	$ 9.84
Class T: Net Asset Value and redemption price per share ($785,124 ÷ 85,461 shares)	$ 9.19

Maximum offering price per share (100/96.50 of $9.19)	$ 9.52
Class B: Net Asset Value and offering price per share ($371,516 ÷ 40,821 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($965,102 ÷ 106,371 shares)A	$ 9.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,701 ÷ 12,641 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 14,470,367
Interest		112,588
Income from Fidelity Central Funds		307,191
Total income		14,890,146

Expenses
Management fee	$ 9,497,758
Transfer agent fees	310,639
Distribution fees	464,458
Accounting and security lending fees	525,359
Custodian fees and expenses	108,838
Independent trustees' compensation	10,038
Appreciation in deferred trustee compensation account	81
Registration fees	30,450
Audit	38,343
Legal	15,579
Interest	9,490
Miscellaneous	26,907
Total expenses before reductions	11,037,940
Expense reductions	(105,894)	10,932,046
Net investment income (loss)		3,958,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $259,478)	233,522,486
Foreign currency transactions	(208,955)
Capital gains distributions from Fidelity Central Funds	4,893
Total net realized gain (loss)		233,318,424
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $205,944)	119,242,198
Assets and liabilities in foreign currencies	(1,668)
Total change in net unrealized appreciation (depreciation)		119,240,530
Net gain (loss)		352,558,954
Net increase (decrease) in net assets resulting from operations		$ 356,517,054

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,958,100	$ 39,967,942
Net realized gain (loss)	233,318,424	(1,310,140,438)
Change in net unrealized appreciation (depreciation)	119,240,530	879,878,800
Net increase (decrease) in net assets resulting from operations	356,517,054	(390,293,696)
Distributions to shareholders from net investment income	(26,780,437)	(37,208,511)
Distributions to shareholders from net realized gain	(1,958,207)	(2,613,165)
Total distributions	(28,738,644)	(39,821,676)
Share transactions - net increase (decrease)	(795,018,005)	(76,939,898)
Total increase (decrease) in net assets	(467,239,595)	(507,055,270)

Net Assets
Beginning of period	3,661,052,974	4,168,108,244
End of period (including undistributed net investment income of $2,496,826 and undistributed net investment income of $25,319,163, respectively)	$ 3,193,813,379	$ 3,661,052,974

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) E	.01	.09	.08	.12	.14	.19 H
Net realized and unrealized gain (loss)	.96	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	.97	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.07)	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) L	(.10) K	(2.02) J	(.91)	(.32)	(.17)
Net asset value, end of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return B,C,D	11.31%	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets F,I
Expenses before reductions	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60% A	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	.27% A	1.33%	.64%	.90%	1.13%	1.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,843,106	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share. L Total distributions of $.079 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 N
Selected Per-Share Data
Net asset value, beginning of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) F	- O	.06	.03	.07	.08	.13 I
Net realized and unrealized gain (loss)	.92	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	.92	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.04)	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.04) M	(.06) L	(1.97) K	(.86)	(.26)	(.10)
Net asset value, end of period	$ 9.27	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return B,C,D,E	11.06%	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets G,J
Expenses before reductions	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	.98% A	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	(.11)% A	.92%	.25%	.51%	.68%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,465	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.044 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. N Class N was renamed Class A on July 12, 2005. O Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.03)	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	.93	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	.90	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	-	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.91) K	(.86)	(.27)	-
Net asset value, end of period	$ 9.19	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D,E	10.86%	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets G,J
Expenses before reductions	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.48% A	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	(.60)% A	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 785	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. L Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.05)	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	.92	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	.87	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	-	(1.86)	(.77)	(.19)	-
Total distributions	-	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 9.10	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B,C,D,E	10.57%	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.94% A	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	(1.06)% A	-% M	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share. M Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.04)	- M	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	.90	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	.86	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	-	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	-	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 9.07	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D,E	10.48%	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	(1.01)% A	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 965	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. M Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) E	-	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	.96	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	.96	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	-	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.08) K	(2.00) J	(.91)	(.30)	-
Net asset value, end of period	$ 9.55	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B,C,D	11.18%	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets F,I
Expenses before reductions	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.87% A	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	-%	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. K Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 623,452,823
Gross unrealized depreciation	(183,440,762)
Net unrealized appreciation (depreciation)	$ 440,012,061
Tax cost	$ 2,842,206,246

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $881,872,968 and $1,694,529,327, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 455,829	$ 5,573
Class T	.25%	.25%	2,010	12
Class B	.75%	.25%	1,894	1,423
Class C	.75%	.25%	4,725	612
			$ 464,458	$ 7,620

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 58,276	-**
Class A	248,625.14
Class T	1,545.38
Class B	648.34
Class C	1,397.30
Institutional Class	148.28
	$ 310,639

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,478 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,990,250.39%		$ 4,323

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,165 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $297,230.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,793,053. The weighted average interest rate was .62%. The interest expense amounted to $5,167 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $105,894 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 25,105,316	$ 34,977,828
Class A	1,675,121	2,211,312
Class T	-	3,457
Class C	-	2,139
Institutional Class	-	13,775
Total	$ 26,780,437	$ 37,208,511
From net realized gain
Class O	$ 1,743,448	$ 2,360,189
Class A	214,759	250,450
Class T	-	798
Class C	-	611
Institutional Class	-	1,117
Total	$ 1,958,207	$ 2,613,165

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	22,945,036	22,448,512	$ 205,084,819	$ 158,446,482
Reinvestment of distributions	2,773,030	5,071,181	24,264,054	34,282,205
Shares redeemed	(107,137,152)	(42,079,870)	(956,270,692)	(300,445,967)
Net increase (decrease)	(81,419,086)	(14,560,177)	$ (726,921,819)	$ (107,717,280)
Class A
Shares sold	5,948,278	8,258,131	$ 51,777,018	$ 56,859,926
Reinvestment of distributions	194,226	339,292	1,660,628	2,242,770
Shares redeemed	(13,867,551)	(3,959,271)	(121,055,536)	(27,548,432)
Net increase (decrease)	(7,725,047)	4,638,152	$ (67,617,890)	$ 31,554,264
Class T
Shares sold	7,242	68,566	$ 62,983	$ 478,855
Reinvestment of distributions	-	623	-	4,090
Shares redeemed	(39,759)	(61,121)	(344,504)	(411,093)
Net increase (decrease)	(32,517)	8,068	$ (281,521)	$ 71,852
Class B
Shares sold	2,649	23,061	$ 22,799	$ 153,649
Shares redeemed	(8,504)	(20,044)	(73,176)	(138,646)
Net increase (decrease)	(5,855)	3,017	$ (50,377)	$ 15,003

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	3,830	135,123	$ 32,647	$ 875,951
Reinvestment of distributions	-	401	-	2,612
Shares redeemed	(24,441)	(65,549)	(205,279)	(438,818)
Net increase (decrease)	(20,611)	69,975	$ (172,632)	$ 439,745
Institutional Class
Shares sold	5,104	38,032	$ 46,148	$ 258,986
Reinvestment of distributions	-	2,061	-	13,910
Shares redeemed	(2,116)	(210,626)	(19,914)	(1,576,378)
Net increase (decrease)	2,988	(170,533)	$ 26,234	$ (1,303,482)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIN-USAN-0510
1.791870.106

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Capital Development Fund -
Class O

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.61%
Actual		$ 1,000.00	$ 1,113.10	$ 3.21
Hypothetical A		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.99%
Actual		$ 1,000.00	$ 1,110.60	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.49%
Actual		$ 1,000.00	$ 1,108.60	$ 7.83
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.49
Class B	1.94%
Actual		$ 1,000.00	$ 1,105.70	$ 10.18
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.90%
Actual		$ 1,000.00	$ 1,104.80	$ 9.97
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,111.80	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.54	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.1	1.5
JPMorgan Chase & Co.	2.1	2.4
Hewlett-Packard Co.	1.7	1.7
Google, Inc. Class A	1.5	0.4
Morgan Stanley	1.3	1.5
Noble Corp.	1.2	1.1
Anheuser-Busch InBev SA NV	1.2	1.0
Occidental Petroleum Corp.	1.1	0.8
Chevron Corp.	1.1	1.2
Cisco Systems, Inc.	1.1	2.1
	14.4
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	19.8
Information Technology	15.0	19.4
Consumer Discretionary	12.8	13.4
Energy	12.0	12.3
Materials	11.7	10.3
Asset Allocation (% of fund's net assets)
As of March 31, 2010*		As of September 30, 2009**
	Stocks 99.6%		Stocks 99.2%
	Convertible Securities 0.1%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	26.3%	** Foreign investments	25.1%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Johnson Controls, Inc.	150,000	$ 4,948,500
TRW Automotive Holdings Corp. (a)	280,200	8,008,116
		12,956,616
Automobiles - 0.3%
Ford Motor Co. (a)	800,000	10,056,000
Diversified Consumer Services - 0.1%
Steiner Leisure Ltd. (a)	106,050	4,700,136
Hotels, Restaurants & Leisure - 2.5%
CEC Entertainment, Inc. (a)	252,500	9,617,725
Ctrip.com International Ltd. sponsored ADR (a)	788,816	30,921,587
O'Charleys, Inc. (a)	100,000	894,000
Rick's Cabaret International, Inc. (a)	100,000	1,280,000
Starwood Hotels & Resorts Worldwide, Inc.	220,000	10,260,800
Wyndham Worldwide Corp.	1,064,690	27,394,474
		80,368,586
Household Durables - 0.5%
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	270,000	7,635,600
La-Z-Boy, Inc. (a)(c)	400,000	5,016,000
Pulte Group, Inc. (a)	180,500	2,030,625
		14,682,225
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	145,100	19,694,423
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	418,600	16,024,008
Media - 1.0%
The Walt Disney Co.	380,000	13,265,800
Viacom, Inc. Class B (non-vtg.) (a)	254,600	8,753,148
Virgin Media, Inc.	489,500	8,448,770
		30,467,718
Multiline Retail - 0.4%
Dollarama, Inc.	100,000	2,161,497
Dollarama, Inc. (e)	273,700	5,916,017
Maoye International Holdings Ltd.	10,648,000	3,387,392
		11,464,906
Specialty Retail - 2.5%
Belle International Holdings Ltd.	14,528,000	19,534,703
Gymboree Corp. (a)	230,000	11,874,900
Hengdeli Holdings Ltd.	9,362,000	3,991,141
Ross Stores, Inc.	372,785	19,932,814
TJX Companies, Inc.	589,700	25,074,044
		80,407,602
Textiles, Apparel & Luxury Goods - 4.0%
Anta Sports Products Ltd.	2,915,000	4,813,124
China Dongxiang Group Co. Ltd.	8,335,000	6,011,656
Iconix Brand Group, Inc. (a)	1,487,300	22,844,928
Phillips-Van Heusen Corp.	409,200	23,471,712

	Shares	Value
Polo Ralph Lauren Corp. Class A	219,500	$ 18,666,280
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	85,000	3,087,200
Steven Madden Ltd. (a)	205,735	10,039,868
VF Corp.	184,753	14,807,953
Warnaco Group, Inc. (a)	509,600	24,313,016
		128,055,737
TOTAL CONSUMER DISCRETIONARY		408,877,957
CONSUMER STAPLES - 7.7%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	757,788	38,173,083
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,513
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	12,412,200
Dr Pepper Snapple Group, Inc.	400,000	14,068,000
		64,654,796
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	526,900	29,295,640
Food Products - 3.3%
Alliance Grain Traders, Inc.	25,000	802,068
Alliance Grain Traders, Inc. (e)	500,000	16,041,359
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,329,128
Bunge Ltd.	400,900	24,707,467
Chiquita Brands International, Inc. (a)	100,238	1,576,744
Diamond Foods, Inc.	135,500	5,696,420
Dole Food Co., Inc.	468,100	5,546,985
Fresh Del Monte Produce, Inc. (a)	604,545	12,242,036
General Mills, Inc.	75,000	5,309,250
Green Mountain Coffee Roasters, Inc. (a)	134,000	12,973,880
Ralcorp Holdings, Inc. (a)	242,601	16,443,496
TreeHouse Foods, Inc. (a)	74,000	3,246,380
		105,915,213
Personal Products - 1.5%
Avon Products, Inc.	250,000	8,467,500
Herbalife Ltd.	356,930	16,461,612
Nu Skin Enterprises, Inc. Class A	725,200	21,103,320
		46,032,432
TOTAL CONSUMER STAPLES		245,898,081
ENERGY - 12.0%
Energy Equipment & Services - 3.6%
BJ Services Co.	321,805	6,886,627
Ensco International Ltd. ADR	615,200	27,548,656
Helmerich & Payne, Inc.	263,900	10,049,312
Nabors Industries Ltd. (a)	608,200	11,938,966
Noble Corp.	920,700	38,503,674
Patterson-UTI Energy, Inc.	607,700	8,489,569
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	40,000	$ 2,538,400
Transocean Ltd. (a)	115,000	9,933,700
		115,888,904
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	158,000	11,507,140
Apache Corp.	160,800	16,321,200
Berry Petroleum Co. Class A	100,000	2,816,000
Chevron Corp.	475,800	36,079,914
Cimarex Energy Co.	62,455	3,708,578
ConocoPhillips	111,600	5,710,572
CONSOL Energy, Inc.	150,000	6,399,000
Devon Energy Corp.	50,000	3,221,500
EXCO Resources, Inc.	81,800	1,503,484
Frontier Oil Corp.	7,000	94,500
International Coal Group, Inc. (a)	1,916,700	8,759,319
James River Coal Co. (a)(c)	150,000	2,385,000
Marathon Oil Corp.	1,091,000	34,519,240
Massey Energy Co.	537,000	28,079,730
Occidental Petroleum Corp.	431,600	36,487,464
OPTI Canada, Inc. (a)	2,500,000	5,071,393
Petrohawk Energy Corp. (a)	150,000	3,042,000
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	138,800	5,495,092
Range Resources Corp.	100,000	4,687,000
Southern Union Co.	511,800	12,984,366
Southwestern Energy Co. (a)	363,200	14,789,504
Suncor Energy, Inc.	312,400	10,161,075
XTO Energy, Inc.	286,300	13,507,634
		267,330,705
TOTAL ENERGY		383,219,609
FINANCIALS - 20.5%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	150,000	4,632,000
Evercore Partners, Inc. Class A	80,800	2,424,000
Germany1 Acquisition Ltd. (a)	1,326,400	15,586,646
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,105,000	828,351
GLG Partners, Inc. (a)(c)	10,214,162	31,357,477
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	542,126
Janus Capital Group, Inc.	589,077	8,417,910
Jefferies Group, Inc. (c)	400,000	9,468,000
Morgan Stanley	1,427,085	41,799,320
UBS AG (a)	209,710	3,411,866
		118,467,696
Commercial Banks - 4.5%
East West Bancorp, Inc. (a)(g)	442,758	6,941,560
HDFC Bank Ltd.	84,785	3,656,743

	Shares	Value
Huntington Bancshares, Inc.	704,438	$ 3,782,832
M&T Bank Corp. (c)	35,900	2,849,742
PNC Financial Services Group, Inc.	429,600	25,647,120
Regions Financial Corp.	990,300	7,773,855
SVB Financial Group (a)	170,000	7,932,200
Toronto-Dominion Bank	150,000	11,181,684
Wells Fargo & Co.	2,148,950	66,875,322
Wilmington Trust Corp., Delaware	417,000	6,909,690
		143,550,748
Consumer Finance - 0.4%
Capital One Financial Corp.	250,000	10,352,500
Cardtronics, Inc. (a)	223,200	2,805,624
		13,158,124
Diversified Financial Services - 4.6%
Bank of America Corp.	1,869,700	33,374,145
Citigroup, Inc. (a)	7,872,200	31,882,410
Fook Woo Group Holdings Ltd.	3,056,000	1,062,717
JPMorgan Chase & Co.	1,480,700	66,261,325
NBH Holdings Corp. Class A (a)(e)	146,800	2,936,000
PICO Holdings, Inc. (a)	313,989	11,677,251
		147,193,848
Insurance - 3.3%
Berkshire Hathaway, Inc. Class A (a)	66	8,038,800
Genworth Financial, Inc. Class A (a)	1,000,000	18,340,000
Lincoln National Corp.	383,400	11,770,380
Loews Corp.	261,200	9,737,536
Max Capital Group Ltd.	191,736	4,408,011
MetLife, Inc.	210,000	9,101,400
Phoenix Group Holdings (a)	3,486,105	35,550,549
Platinum Underwriters Holdings Ltd.	98,167	3,640,032
Primerica, Inc.	7,500	112,500
Protective Life Corp.	146,200	3,214,938
Unum Group	73,300	1,815,641
		105,729,787
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc. (c)	1,344,258	18,416,335
Hersha Hospitality Trust	3,472,500	17,987,550
Sunstone Hotel Investors, Inc. (a)	645,000	7,204,650
Vornado Realty Trust	100,362	7,597,403
		51,205,938
Real Estate Management & Development - 2.4%
Brookfield Asset Management, Inc. Class A	260,000	6,618,415
CB Richard Ellis Group, Inc. Class A (a)	1,057,400	16,759,790
Hang Lung Properties Ltd.	3,520,000	14,190,167
Housing Development and Infrastructure Ltd. (a)	100,000	638,746
Iguatemi Empresa de Shopping Centers SA	344,300	5,803,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	245,700	$ 17,909,073
The St. Joe Co. (a)(c)	450,000	14,557,500
		76,476,707
TOTAL FINANCIALS		655,782,848
HEALTH CARE - 9.6%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	57,556	3,129,320
AVEO Pharmaceuticals, Inc.	66,400	597,600
ImmunoGen, Inc. (a)	99,600	805,764
Micromet, Inc. (a)	394,692	3,189,111
ZIOPHARM Oncology, Inc. (a)	71,700	364,236
		8,086,031
Health Care Equipment & Supplies - 2.1%
C. R. Bard, Inc.	65,000	5,630,300
Cooper Companies, Inc.	200,000	7,776,000
Covidien PLC	536,100	26,955,108
Hospira, Inc. (a)	185,000	10,480,250
Mindray Medical International Ltd. sponsored ADR (c)	420,000	15,296,400
		66,138,058
Health Care Providers & Services - 4.1%
Brookdale Senior Living, Inc. (a)	705,500	14,695,565
Emergency Medical Services Corp. Class A (a)	113,400	6,412,770
Express Scripts, Inc. (a)	281,636	28,659,279
Futuremed Healthcare Income Fund	380,020	3,405,398
Hanger Orthopedic Group, Inc. (a)(d)	1,850,064	33,634,164
Henry Schein, Inc. (a)	50,000	2,945,000
Humana, Inc. (a)	50,000	2,338,500
Medco Health Solutions, Inc. (a)	395,600	25,539,936
UnitedHealth Group, Inc.	300,000	9,801,000
WellPoint, Inc. (a)	70,000	4,506,600
		131,938,212
Health Care Technology - 0.4%
Cerner Corp. (a)	162,000	13,779,720
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	120,000	6,272,400
Thermo Fisher Scientific, Inc. (a)	100,000	5,144,000
		11,416,400
Pharmaceuticals - 2.3%
Allergan, Inc.	356,200	23,266,984
King Pharmaceuticals, Inc. (a)	771,138	9,068,583
Merck & Co., Inc.	100,000	3,735,000
Mylan, Inc. (a)	200,000	4,542,000
Pfizer, Inc.	200,000	3,430,000
Sanofi-Aventis sponsored ADR	481,700	17,996,312
Shire PLC sponsored ADR	60,000	3,957,600

	Shares	Value
Valeant Pharmaceuticals International (a)	100,000	$ 4,291,000
Watson Pharmaceuticals, Inc. (a)	100,000	4,177,000
		74,464,479
TOTAL HEALTH CARE		305,822,900
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.6%
Esterline Technologies Corp. (a)	250,000	12,357,500
Goodrich Corp.	105,000	7,404,600
Honeywell International, Inc.	545,167	24,679,710
Precision Castparts Corp.	143,000	18,119,530
Raytheon Co.	41,937	2,395,441
The Boeing Co.	320,000	23,235,200
United Technologies Corp.	351,500	25,873,915
		114,065,896
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	200,000	1,474,000
Building Products - 0.2%
Owens Corning (a)	216,900	5,517,936
Commercial Services & Supplies - 0.4%
United Stationers, Inc. (a)	230,700	13,576,695
Construction & Engineering - 0.2%
Furmanite Corp. (a)	672,259	3,489,024
Orion Marine Group, Inc. (a)	179,300	3,236,365
		6,725,389
Electrical Equipment - 0.5%
Deswell Industries, Inc.	100,000	420,000
Fushi Copperweld, Inc. (a)	203,500	2,283,270
Regal-Beloit Corp.	172,667	10,258,146
Sensata Technologies Holding BV	122,900	2,207,284
		15,168,700
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	310,000	11,811,000
Textron, Inc.	259,000	5,498,570
		17,309,570
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	599,869	4,271,067
Duoyuan Global Water, Inc. ADR (c)	17,800	494,306
Hardinge, Inc.	109,713	987,417
Ingersoll-Rand Co. Ltd.	230,000	8,020,100
		13,772,890
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	760,000	8,740,000
CSX Corp.	353,400	17,988,060
Norfolk Southern Corp.	502,900	28,107,081
Union Pacific Corp.	292,600	21,447,580
		76,282,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	335,008	$ 6,412,053
WESCO International, Inc. (a)	285,000	9,892,350
		16,304,403
TOTAL INDUSTRIALS		280,198,200
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	1,374,000	35,765,220
DragonWave, Inc. (a)(c)	258,600	2,391,191
		38,156,411
Computers & Peripherals - 4.4%
Apple, Inc. (a)	134,600	31,621,578
Dell, Inc. (a)	1,280,000	19,212,800
Hewlett-Packard Co.	1,037,900	55,164,385
Seagate Technology (a)	600,000	10,956,000
Western Digital Corp. (a)	574,700	22,407,553
		139,362,316
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	9,673,560
Corning, Inc.	300,000	6,063,000
Jabil Circuit, Inc.	200,000	3,238,000
SYNNEX Corp. (a)	162,900	4,815,324
		23,789,884
Internet Software & Services - 3.9%
Baidu.com, Inc. sponsored ADR (a)	29,600	17,671,200
Google, Inc. Class A (a)	85,500	48,479,355
NetEase.com, Inc. sponsored ADR (a)(c)	360,500	12,786,935
Open Text Corp. (a)	446,600	21,298,708
Sina Corp. (a)	250,000	9,422,500
Tencent Holdings Ltd.	814,700	16,348,039
		126,006,737
IT Services - 1.8%
Acxiom Corp. (a)	495,710	8,893,037
Alliance Data Systems Corp. (a)(c)	270,750	17,325,293
Convergys Corp. (a)	250,000	3,065,000
Fidelity National Information Services, Inc.	470,000	11,016,800
Hewitt Associates, Inc. Class A (a)	390,000	15,514,200
		55,814,330
Semiconductors & Semiconductor Equipment - 0.6%
Aixtron AG	22,500	809,154
Avago Technologies Ltd.	282,100	5,799,976
Intel Corp.	351,400	7,822,164
KLA-Tencor Corp.	100,000	3,092,000
		17,523,294

	Shares	Value
Software - 2.4%
BMC Software, Inc. (a)	295,000	$ 11,210,000
Citrix Systems, Inc. (a)	532,000	25,254,040
Longtop Financial Technologies Ltd. ADR (a)	53,600	1,726,456
Microsoft Corp.	599,200	17,538,584
NCsoft Corp.	30,000	3,804,854
Solera Holdings, Inc.	170,000	6,570,500
Sybase, Inc. (a)	194,200	9,053,604
Taleo Corp. Class A (a)	114,200	2,958,922
		78,116,960
TOTAL INFORMATION TECHNOLOGY		478,769,932
MATERIALS - 11.7%
Chemicals - 2.1%
Celanese Corp. Class A	150,998	4,809,286
Dow Chemical Co.	874,100	25,847,137
Neo Material Technologies, Inc. (a)	3,233,100	12,639,495
The Mosaic Co.	368,393	22,387,243
		65,683,161
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	220,000	7,818,800
Metals & Mining - 9.3%
Agnico-Eagle Mines Ltd. (Canada)	578,500	32,323,082
Alcoa, Inc.	470,000	6,692,800
AngloGold Ashanti Ltd. sponsored ADR	366,300	13,901,085
ArcelorMittal SA (NY Shares) Class A (c)	362,800	15,930,548
Barrick Gold Corp.	855,200	32,818,458
BHP Billiton PLC	578,006	19,827,577
Carpenter Technology Corp.	378,200	13,842,120
Compass Minerals International, Inc.	150,000	12,034,500
Freeport-McMoRan Copper & Gold, Inc.	331,500	27,693,510
Newcrest Mining Ltd.	804,768	24,236,097
Newmont Mining Corp.	506,800	25,811,324
Nucor Corp.	76,500	3,471,570
Pan American Silver Corp.	150,000	3,472,501
Randgold Resources Ltd. sponsored ADR	225,766	17,345,602
Sherritt International Corp. (c)	1,090,000	8,651,305
Silver Standard Resources, Inc. (a)	539,900	9,604,824
Tata Steel Ltd.	1,966,673	27,727,764
		295,384,667
Paper & Forest Products - 0.1%
Acadian Timber Corp.	610,800	4,493,034
TOTAL MATERIALS		373,379,662
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	106,861	1,618,944
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	2,203,000	$ 11,499,660
Verizon Communications, Inc.	100,000	3,102,000
		16,220,604
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	1,587,000	6,030,600
Vodafone Group PLC sponsored ADR	1,000,000	23,290,000
		29,320,600
TOTAL TELECOMMUNICATION SERVICES		45,541,204
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.	319,422	4,938,264
TOTAL COMMON STOCKS (Cost $2,700,561,569)		3,182,428,657
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (e) (Cost $1,750,000)	$ 1,750,000	1,773,625
Money Market Funds - 3.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f) (Cost $98,016,025)	98,016,025	$ 98,016,025
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,800,327,594)		3,282,218,307
NET OTHER ASSETS - (2.8)%		(88,404,928)
NET ASSETS - 100%		$ 3,193,813,379
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,667,001 or 0.8% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,941,560 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 3,999,631
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,961
Fidelity Securities Lending Cash Central Fund	297,230
Total	$ 307,191
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Total	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 408,877,957	$ 408,877,957	$ -	$ -
Consumer Staples	245,898,081	245,898,081	-	-
Energy	383,219,609	383,219,609	-	-
Financials	655,782,848	642,380,922	10,465,926	2,936,000
Health Care	305,822,900	305,822,900	-	-
Industrials	280,198,200	280,198,200	-	-
Information Technology	478,769,932	478,769,932	-	-
Materials	373,379,662	373,379,662	-	-
Telecommunication Services	45,541,204	45,541,204	-	-
Utilities	4,938,264	4,938,264	-	-
Corporate Bonds	1,773,625	-	1,773,625	-
Money Market Funds	98,016,025	98,016,025	-	-
Total Investments in Securities:	$ 3,282,218,307	$ 3,267,042,756	$ 12,239,551	$ 2,936,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,936,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.7%
Canada	6.3%
Cayman Islands	5.1%
United Kingdom	2.1%
China	1.7%
Switzerland	1.6%
Belgium	1.2%
Ireland	1.2%
Bermuda	1.0%
India	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,925,658) - See accompanying schedule: Unaffiliated issuers (cost $2,674,950,457)	$ 3,150,568,118
Fidelity Central Funds (cost $98,016,025)	98,016,025
Other affiliated issuers (cost $27,361,112)	33,634,164
Total Investments (cost $2,800,327,594)		$ 3,282,218,307
Foreign currency held at value (cost $13)		18
Receivable for investments sold		66,578,653
Receivable for fund shares sold		3,313,408
Dividends receivable		1,848,683
Interest receivable		32,813
Distributions receivable from Fidelity Central Funds		58,123
Prepaid expenses		8,320
Other receivables		427,627
Total assets		3,354,485,952

Liabilities
Payable to custodian bank	$ 199,369
Payable for investments purchased	50,410,506
Payable for fund shares redeemed	8,296,390
Accrued management fee	1,492,656
Distribution fees payable	74,258
Other affiliated payables	213,350
Other payables and accrued expenses	1,970,019
Collateral on securities loaned, at value	98,016,025
Total liabilities		160,672,573

Net Assets		$ 3,193,813,379
Net Assets consist of:
Paid in capital		$ 3,913,771,689
Undistributed net investment income		2,496,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,202,492,548)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		480,037,412
Net Assets		$ 3,193,813,379

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,843,105,700 ÷ 299,364,008 shares)	$ 9.50

Class A: Net Asset Value and redemption price per share ($348,465,236 ÷ 37,584,557 shares)	$ 9.27

Maximum offering price per share (100/94.25 of $9.27)	$ 9.84
Class T: Net Asset Value and redemption price per share ($785,124 ÷ 85,461 shares)	$ 9.19

Maximum offering price per share (100/96.50 of $9.19)	$ 9.52
Class B: Net Asset Value and offering price per share ($371,516 ÷ 40,821 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($965,102 ÷ 106,371 shares)A	$ 9.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,701 ÷ 12,641 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 14,470,367
Interest		112,588
Income from Fidelity Central Funds		307,191
Total income		14,890,146

Expenses
Management fee	$ 9,497,758
Transfer agent fees	310,639
Distribution fees	464,458
Accounting and security lending fees	525,359
Custodian fees and expenses	108,838
Independent trustees' compensation	10,038
Appreciation in deferred trustee compensation account	81
Registration fees	30,450
Audit	38,343
Legal	15,579
Interest	9,490
Miscellaneous	26,907
Total expenses before reductions	11,037,940
Expense reductions	(105,894)	10,932,046
Net investment income (loss)		3,958,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $259,478)	233,522,486
Foreign currency transactions	(208,955)
Capital gains distributions from Fidelity Central Funds	4,893
Total net realized gain (loss)		233,318,424
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $205,944)	119,242,198
Assets and liabilities in foreign currencies	(1,668)
Total change in net unrealized appreciation (depreciation)		119,240,530
Net gain (loss)		352,558,954
Net increase (decrease) in net assets resulting from operations		$ 356,517,054

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,958,100	$ 39,967,942
Net realized gain (loss)	233,318,424	(1,310,140,438)
Change in net unrealized appreciation (depreciation)	119,240,530	879,878,800
Net increase (decrease) in net assets resulting from operations	356,517,054	(390,293,696)
Distributions to shareholders from net investment income	(26,780,437)	(37,208,511)
Distributions to shareholders from net realized gain	(1,958,207)	(2,613,165)
Total distributions	(28,738,644)	(39,821,676)
Share transactions - net increase (decrease)	(795,018,005)	(76,939,898)
Total increase (decrease) in net assets	(467,239,595)	(507,055,270)

Net Assets
Beginning of period	3,661,052,974	4,168,108,244
End of period (including undistributed net investment income of $2,496,826 and undistributed net investment income of $25,319,163, respectively)	$ 3,193,813,379	$ 3,661,052,974

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) E	.01	.09	.08	.12	.14	.19 H
Net realized and unrealized gain (loss)	.96	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	.97	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.07)	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) L	(.10) K	(2.02) J	(.91)	(.32)	(.17)
Net asset value, end of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return B,C,D	11.31%	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets F,I
Expenses before reductions	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60% A	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	.27% A	1.33%	.64%	.90%	1.13%	1.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,843,106	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share. L Total distributions of $.079 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 N
Selected Per-Share Data
Net asset value, beginning of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) F	- O	.06	.03	.07	.08	.13 I
Net realized and unrealized gain (loss)	.92	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	.92	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.04)	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.04) M	(.06) L	(1.97) K	(.86)	(.26)	(.10)
Net asset value, end of period	$ 9.27	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return B,C,D,E	11.06%	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets G,J
Expenses before reductions	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	.98% A	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	(.11)% A	.92%	.25%	.51%	.68%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,465	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.044 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. N Class N was renamed Class A on July 12, 2005. O Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.03)	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	.93	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	.90	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	-	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.91) K	(.86)	(.27)	-
Net asset value, end of period	$ 9.19	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D,E	10.86%	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets G,J
Expenses before reductions	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.48% A	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	(.60)% A	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 785	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. L Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.05)	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	.92	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	.87	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	-	(1.86)	(.77)	(.19)	-
Total distributions	-	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 9.10	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B,C,D,E	10.57%	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.94% A	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	(1.06)% A	-% M	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share. M Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.04)	- M	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	.90	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	.86	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	-	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	-	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 9.07	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D,E	10.48%	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	(1.01)% A	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 965	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. M Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) E	-	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	.96	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	.96	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	-	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.08) K	(2.00) J	(.91)	(.30)	-
Net asset value, end of period	$ 9.55	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B,C,D	11.18%	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets F,I
Expenses before reductions	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.87% A	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	-%	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. K Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 623,452,823
Gross unrealized depreciation	(183,440,762)
Net unrealized appreciation (depreciation)	$ 440,012,061
Tax cost	$ 2,842,206,246

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $881,872,968 and $1,694,529,327, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 455,829	$ 5,573
Class T	.25%	.25%	2,010	12
Class B	.75%	.25%	1,894	1,423
Class C	.75%	.25%	4,725	612
			$ 464,458	$ 7,620

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 58,276	-**
Class A	248,625.14
Class T	1,545.38
Class B	648.34
Class C	1,397.30
Institutional Class	148.28
	$ 310,639

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,478 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,990,250.39%		$ 4,323

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,165 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $297,230.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,793,053. The weighted average interest rate was .62%. The interest expense amounted to $5,167 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $105,894 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 25,105,316	$ 34,977,828
Class A	1,675,121	2,211,312
Class T	-	3,457
Class C	-	2,139
Institutional Class	-	13,775
Total	$ 26,780,437	$ 37,208,511
From net realized gain
Class O	$ 1,743,448	$ 2,360,189
Class A	214,759	250,450
Class T	-	798
Class C	-	611
Institutional Class	-	1,117
Total	$ 1,958,207	$ 2,613,165

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	22,945,036	22,448,512	$ 205,084,819	$ 158,446,482
Reinvestment of distributions	2,773,030	5,071,181	24,264,054	34,282,205
Shares redeemed	(107,137,152)	(42,079,870)	(956,270,692)	(300,445,967)
Net increase (decrease)	(81,419,086)	(14,560,177)	$ (726,921,819)	$ (107,717,280)
Class A
Shares sold	5,948,278	8,258,131	$ 51,777,018	$ 56,859,926
Reinvestment of distributions	194,226	339,292	1,660,628	2,242,770
Shares redeemed	(13,867,551)	(3,959,271)	(121,055,536)	(27,548,432)
Net increase (decrease)	(7,725,047)	4,638,152	$ (67,617,890)	$ 31,554,264
Class T
Shares sold	7,242	68,566	$ 62,983	$ 478,855
Reinvestment of distributions	-	623	-	4,090
Shares redeemed	(39,759)	(61,121)	(344,504)	(411,093)
Net increase (decrease)	(32,517)	8,068	$ (281,521)	$ 71,852
Class B
Shares sold	2,649	23,061	$ 22,799	$ 153,649
Shares redeemed	(8,504)	(20,044)	(73,176)	(138,646)
Net increase (decrease)	(5,855)	3,017	$ (50,377)	$ 15,003

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	3,830	135,123	$ 32,647	$ 875,951
Reinvestment of distributions	-	401	-	2,612
Shares redeemed	(24,441)	(65,549)	(205,279)	(438,818)
Net increase (decrease)	(20,611)	69,975	$ (172,632)	$ 439,745
Institutional Class
Shares sold	5,104	38,032	$ 46,148	$ 258,986
Reinvestment of distributions	-	2,061	-	13,910
Shares redeemed	(2,116)	(210,626)	(19,914)	(1,576,378)
Net increase (decrease)	2,988	(170,533)	$ 26,234	$ (1,303,482)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIO-USAN-0510
1.791868.106

Fidelity® Advisor
Capital Development Fund -
Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.61%
Actual		$ 1,000.00	$ 1,113.10	$ 3.21
Hypothetical A		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.99%
Actual		$ 1,000.00	$ 1,110.60	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.49%
Actual		$ 1,000.00	$ 1,108.60	$ 7.83
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.49
Class B	1.94%
Actual		$ 1,000.00	$ 1,105.70	$ 10.18
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.90%
Actual		$ 1,000.00	$ 1,104.80	$ 9.97
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,111.80	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.54	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.1	1.5
JPMorgan Chase & Co.	2.1	2.4
Hewlett-Packard Co.	1.7	1.7
Google, Inc. Class A	1.5	0.4
Morgan Stanley	1.3	1.5
Noble Corp.	1.2	1.1
Anheuser-Busch InBev SA NV	1.2	1.0
Occidental Petroleum Corp.	1.1	0.8
Chevron Corp.	1.1	1.2
Cisco Systems, Inc.	1.1	2.1
	14.4
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	19.8
Information Technology	15.0	19.4
Consumer Discretionary	12.8	13.4
Energy	12.0	12.3
Materials	11.7	10.3
Asset Allocation (% of fund's net assets)
As of March 31, 2010*		As of September 30, 2009**
	Stocks 99.6%		Stocks 99.2%
	Convertible Securities 0.1%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	26.3%	** Foreign investments	25.1%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Johnson Controls, Inc.	150,000	$ 4,948,500
TRW Automotive Holdings Corp. (a)	280,200	8,008,116
		12,956,616
Automobiles - 0.3%
Ford Motor Co. (a)	800,000	10,056,000
Diversified Consumer Services - 0.1%
Steiner Leisure Ltd. (a)	106,050	4,700,136
Hotels, Restaurants & Leisure - 2.5%
CEC Entertainment, Inc. (a)	252,500	9,617,725
Ctrip.com International Ltd. sponsored ADR (a)	788,816	30,921,587
O'Charleys, Inc. (a)	100,000	894,000
Rick's Cabaret International, Inc. (a)	100,000	1,280,000
Starwood Hotels & Resorts Worldwide, Inc.	220,000	10,260,800
Wyndham Worldwide Corp.	1,064,690	27,394,474
		80,368,586
Household Durables - 0.5%
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	270,000	7,635,600
La-Z-Boy, Inc. (a)(c)	400,000	5,016,000
Pulte Group, Inc. (a)	180,500	2,030,625
		14,682,225
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	145,100	19,694,423
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	418,600	16,024,008
Media - 1.0%
The Walt Disney Co.	380,000	13,265,800
Viacom, Inc. Class B (non-vtg.) (a)	254,600	8,753,148
Virgin Media, Inc.	489,500	8,448,770
		30,467,718
Multiline Retail - 0.4%
Dollarama, Inc.	100,000	2,161,497
Dollarama, Inc. (e)	273,700	5,916,017
Maoye International Holdings Ltd.	10,648,000	3,387,392
		11,464,906
Specialty Retail - 2.5%
Belle International Holdings Ltd.	14,528,000	19,534,703
Gymboree Corp. (a)	230,000	11,874,900
Hengdeli Holdings Ltd.	9,362,000	3,991,141
Ross Stores, Inc.	372,785	19,932,814
TJX Companies, Inc.	589,700	25,074,044
		80,407,602
Textiles, Apparel & Luxury Goods - 4.0%
Anta Sports Products Ltd.	2,915,000	4,813,124
China Dongxiang Group Co. Ltd.	8,335,000	6,011,656
Iconix Brand Group, Inc. (a)	1,487,300	22,844,928
Phillips-Van Heusen Corp.	409,200	23,471,712

	Shares	Value
Polo Ralph Lauren Corp. Class A	219,500	$ 18,666,280
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	85,000	3,087,200
Steven Madden Ltd. (a)	205,735	10,039,868
VF Corp.	184,753	14,807,953
Warnaco Group, Inc. (a)	509,600	24,313,016
		128,055,737
TOTAL CONSUMER DISCRETIONARY		408,877,957
CONSUMER STAPLES - 7.7%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	757,788	38,173,083
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,513
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	12,412,200
Dr Pepper Snapple Group, Inc.	400,000	14,068,000
		64,654,796
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	526,900	29,295,640
Food Products - 3.3%
Alliance Grain Traders, Inc.	25,000	802,068
Alliance Grain Traders, Inc. (e)	500,000	16,041,359
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,329,128
Bunge Ltd.	400,900	24,707,467
Chiquita Brands International, Inc. (a)	100,238	1,576,744
Diamond Foods, Inc.	135,500	5,696,420
Dole Food Co., Inc.	468,100	5,546,985
Fresh Del Monte Produce, Inc. (a)	604,545	12,242,036
General Mills, Inc.	75,000	5,309,250
Green Mountain Coffee Roasters, Inc. (a)	134,000	12,973,880
Ralcorp Holdings, Inc. (a)	242,601	16,443,496
TreeHouse Foods, Inc. (a)	74,000	3,246,380
		105,915,213
Personal Products - 1.5%
Avon Products, Inc.	250,000	8,467,500
Herbalife Ltd.	356,930	16,461,612
Nu Skin Enterprises, Inc. Class A	725,200	21,103,320
		46,032,432
TOTAL CONSUMER STAPLES		245,898,081
ENERGY - 12.0%
Energy Equipment & Services - 3.6%
BJ Services Co.	321,805	6,886,627
Ensco International Ltd. ADR	615,200	27,548,656
Helmerich & Payne, Inc.	263,900	10,049,312
Nabors Industries Ltd. (a)	608,200	11,938,966
Noble Corp.	920,700	38,503,674
Patterson-UTI Energy, Inc.	607,700	8,489,569
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	40,000	$ 2,538,400
Transocean Ltd. (a)	115,000	9,933,700
		115,888,904
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	158,000	11,507,140
Apache Corp.	160,800	16,321,200
Berry Petroleum Co. Class A	100,000	2,816,000
Chevron Corp.	475,800	36,079,914
Cimarex Energy Co.	62,455	3,708,578
ConocoPhillips	111,600	5,710,572
CONSOL Energy, Inc.	150,000	6,399,000
Devon Energy Corp.	50,000	3,221,500
EXCO Resources, Inc.	81,800	1,503,484
Frontier Oil Corp.	7,000	94,500
International Coal Group, Inc. (a)	1,916,700	8,759,319
James River Coal Co. (a)(c)	150,000	2,385,000
Marathon Oil Corp.	1,091,000	34,519,240
Massey Energy Co.	537,000	28,079,730
Occidental Petroleum Corp.	431,600	36,487,464
OPTI Canada, Inc. (a)	2,500,000	5,071,393
Petrohawk Energy Corp. (a)	150,000	3,042,000
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	138,800	5,495,092
Range Resources Corp.	100,000	4,687,000
Southern Union Co.	511,800	12,984,366
Southwestern Energy Co. (a)	363,200	14,789,504
Suncor Energy, Inc.	312,400	10,161,075
XTO Energy, Inc.	286,300	13,507,634
		267,330,705
TOTAL ENERGY		383,219,609
FINANCIALS - 20.5%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	150,000	4,632,000
Evercore Partners, Inc. Class A	80,800	2,424,000
Germany1 Acquisition Ltd. (a)	1,326,400	15,586,646
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,105,000	828,351
GLG Partners, Inc. (a)(c)	10,214,162	31,357,477
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	542,126
Janus Capital Group, Inc.	589,077	8,417,910
Jefferies Group, Inc. (c)	400,000	9,468,000
Morgan Stanley	1,427,085	41,799,320
UBS AG (a)	209,710	3,411,866
		118,467,696
Commercial Banks - 4.5%
East West Bancorp, Inc. (a)(g)	442,758	6,941,560
HDFC Bank Ltd.	84,785	3,656,743

	Shares	Value
Huntington Bancshares, Inc.	704,438	$ 3,782,832
M&T Bank Corp. (c)	35,900	2,849,742
PNC Financial Services Group, Inc.	429,600	25,647,120
Regions Financial Corp.	990,300	7,773,855
SVB Financial Group (a)	170,000	7,932,200
Toronto-Dominion Bank	150,000	11,181,684
Wells Fargo & Co.	2,148,950	66,875,322
Wilmington Trust Corp., Delaware	417,000	6,909,690
		143,550,748
Consumer Finance - 0.4%
Capital One Financial Corp.	250,000	10,352,500
Cardtronics, Inc. (a)	223,200	2,805,624
		13,158,124
Diversified Financial Services - 4.6%
Bank of America Corp.	1,869,700	33,374,145
Citigroup, Inc. (a)	7,872,200	31,882,410
Fook Woo Group Holdings Ltd.	3,056,000	1,062,717
JPMorgan Chase & Co.	1,480,700	66,261,325
NBH Holdings Corp. Class A (a)(e)	146,800	2,936,000
PICO Holdings, Inc. (a)	313,989	11,677,251
		147,193,848
Insurance - 3.3%
Berkshire Hathaway, Inc. Class A (a)	66	8,038,800
Genworth Financial, Inc. Class A (a)	1,000,000	18,340,000
Lincoln National Corp.	383,400	11,770,380
Loews Corp.	261,200	9,737,536
Max Capital Group Ltd.	191,736	4,408,011
MetLife, Inc.	210,000	9,101,400
Phoenix Group Holdings (a)	3,486,105	35,550,549
Platinum Underwriters Holdings Ltd.	98,167	3,640,032
Primerica, Inc.	7,500	112,500
Protective Life Corp.	146,200	3,214,938
Unum Group	73,300	1,815,641
		105,729,787
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc. (c)	1,344,258	18,416,335
Hersha Hospitality Trust	3,472,500	17,987,550
Sunstone Hotel Investors, Inc. (a)	645,000	7,204,650
Vornado Realty Trust	100,362	7,597,403
		51,205,938
Real Estate Management & Development - 2.4%
Brookfield Asset Management, Inc. Class A	260,000	6,618,415
CB Richard Ellis Group, Inc. Class A (a)	1,057,400	16,759,790
Hang Lung Properties Ltd.	3,520,000	14,190,167
Housing Development and Infrastructure Ltd. (a)	100,000	638,746
Iguatemi Empresa de Shopping Centers SA	344,300	5,803,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	245,700	$ 17,909,073
The St. Joe Co. (a)(c)	450,000	14,557,500
		76,476,707
TOTAL FINANCIALS		655,782,848
HEALTH CARE - 9.6%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	57,556	3,129,320
AVEO Pharmaceuticals, Inc.	66,400	597,600
ImmunoGen, Inc. (a)	99,600	805,764
Micromet, Inc. (a)	394,692	3,189,111
ZIOPHARM Oncology, Inc. (a)	71,700	364,236
		8,086,031
Health Care Equipment & Supplies - 2.1%
C. R. Bard, Inc.	65,000	5,630,300
Cooper Companies, Inc.	200,000	7,776,000
Covidien PLC	536,100	26,955,108
Hospira, Inc. (a)	185,000	10,480,250
Mindray Medical International Ltd. sponsored ADR (c)	420,000	15,296,400
		66,138,058
Health Care Providers & Services - 4.1%
Brookdale Senior Living, Inc. (a)	705,500	14,695,565
Emergency Medical Services Corp. Class A (a)	113,400	6,412,770
Express Scripts, Inc. (a)	281,636	28,659,279
Futuremed Healthcare Income Fund	380,020	3,405,398
Hanger Orthopedic Group, Inc. (a)(d)	1,850,064	33,634,164
Henry Schein, Inc. (a)	50,000	2,945,000
Humana, Inc. (a)	50,000	2,338,500
Medco Health Solutions, Inc. (a)	395,600	25,539,936
UnitedHealth Group, Inc.	300,000	9,801,000
WellPoint, Inc. (a)	70,000	4,506,600
		131,938,212
Health Care Technology - 0.4%
Cerner Corp. (a)	162,000	13,779,720
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	120,000	6,272,400
Thermo Fisher Scientific, Inc. (a)	100,000	5,144,000
		11,416,400
Pharmaceuticals - 2.3%
Allergan, Inc.	356,200	23,266,984
King Pharmaceuticals, Inc. (a)	771,138	9,068,583
Merck & Co., Inc.	100,000	3,735,000
Mylan, Inc. (a)	200,000	4,542,000
Pfizer, Inc.	200,000	3,430,000
Sanofi-Aventis sponsored ADR	481,700	17,996,312
Shire PLC sponsored ADR	60,000	3,957,600

	Shares	Value
Valeant Pharmaceuticals International (a)	100,000	$ 4,291,000
Watson Pharmaceuticals, Inc. (a)	100,000	4,177,000
		74,464,479
TOTAL HEALTH CARE		305,822,900
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.6%
Esterline Technologies Corp. (a)	250,000	12,357,500
Goodrich Corp.	105,000	7,404,600
Honeywell International, Inc.	545,167	24,679,710
Precision Castparts Corp.	143,000	18,119,530
Raytheon Co.	41,937	2,395,441
The Boeing Co.	320,000	23,235,200
United Technologies Corp.	351,500	25,873,915
		114,065,896
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	200,000	1,474,000
Building Products - 0.2%
Owens Corning (a)	216,900	5,517,936
Commercial Services & Supplies - 0.4%
United Stationers, Inc. (a)	230,700	13,576,695
Construction & Engineering - 0.2%
Furmanite Corp. (a)	672,259	3,489,024
Orion Marine Group, Inc. (a)	179,300	3,236,365
		6,725,389
Electrical Equipment - 0.5%
Deswell Industries, Inc.	100,000	420,000
Fushi Copperweld, Inc. (a)	203,500	2,283,270
Regal-Beloit Corp.	172,667	10,258,146
Sensata Technologies Holding BV	122,900	2,207,284
		15,168,700
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	310,000	11,811,000
Textron, Inc.	259,000	5,498,570
		17,309,570
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	599,869	4,271,067
Duoyuan Global Water, Inc. ADR (c)	17,800	494,306
Hardinge, Inc.	109,713	987,417
Ingersoll-Rand Co. Ltd.	230,000	8,020,100
		13,772,890
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	760,000	8,740,000
CSX Corp.	353,400	17,988,060
Norfolk Southern Corp.	502,900	28,107,081
Union Pacific Corp.	292,600	21,447,580
		76,282,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	335,008	$ 6,412,053
WESCO International, Inc. (a)	285,000	9,892,350
		16,304,403
TOTAL INDUSTRIALS		280,198,200
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	1,374,000	35,765,220
DragonWave, Inc. (a)(c)	258,600	2,391,191
		38,156,411
Computers & Peripherals - 4.4%
Apple, Inc. (a)	134,600	31,621,578
Dell, Inc. (a)	1,280,000	19,212,800
Hewlett-Packard Co.	1,037,900	55,164,385
Seagate Technology (a)	600,000	10,956,000
Western Digital Corp. (a)	574,700	22,407,553
		139,362,316
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	9,673,560
Corning, Inc.	300,000	6,063,000
Jabil Circuit, Inc.	200,000	3,238,000
SYNNEX Corp. (a)	162,900	4,815,324
		23,789,884
Internet Software & Services - 3.9%
Baidu.com, Inc. sponsored ADR (a)	29,600	17,671,200
Google, Inc. Class A (a)	85,500	48,479,355
NetEase.com, Inc. sponsored ADR (a)(c)	360,500	12,786,935
Open Text Corp. (a)	446,600	21,298,708
Sina Corp. (a)	250,000	9,422,500
Tencent Holdings Ltd.	814,700	16,348,039
		126,006,737
IT Services - 1.8%
Acxiom Corp. (a)	495,710	8,893,037
Alliance Data Systems Corp. (a)(c)	270,750	17,325,293
Convergys Corp. (a)	250,000	3,065,000
Fidelity National Information Services, Inc.	470,000	11,016,800
Hewitt Associates, Inc. Class A (a)	390,000	15,514,200
		55,814,330
Semiconductors & Semiconductor Equipment - 0.6%
Aixtron AG	22,500	809,154
Avago Technologies Ltd.	282,100	5,799,976
Intel Corp.	351,400	7,822,164
KLA-Tencor Corp.	100,000	3,092,000
		17,523,294

	Shares	Value
Software - 2.4%
BMC Software, Inc. (a)	295,000	$ 11,210,000
Citrix Systems, Inc. (a)	532,000	25,254,040
Longtop Financial Technologies Ltd. ADR (a)	53,600	1,726,456
Microsoft Corp.	599,200	17,538,584
NCsoft Corp.	30,000	3,804,854
Solera Holdings, Inc.	170,000	6,570,500
Sybase, Inc. (a)	194,200	9,053,604
Taleo Corp. Class A (a)	114,200	2,958,922
		78,116,960
TOTAL INFORMATION TECHNOLOGY		478,769,932
MATERIALS - 11.7%
Chemicals - 2.1%
Celanese Corp. Class A	150,998	4,809,286
Dow Chemical Co.	874,100	25,847,137
Neo Material Technologies, Inc. (a)	3,233,100	12,639,495
The Mosaic Co.	368,393	22,387,243
		65,683,161
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	220,000	7,818,800
Metals & Mining - 9.3%
Agnico-Eagle Mines Ltd. (Canada)	578,500	32,323,082
Alcoa, Inc.	470,000	6,692,800
AngloGold Ashanti Ltd. sponsored ADR	366,300	13,901,085
ArcelorMittal SA (NY Shares) Class A (c)	362,800	15,930,548
Barrick Gold Corp.	855,200	32,818,458
BHP Billiton PLC	578,006	19,827,577
Carpenter Technology Corp.	378,200	13,842,120
Compass Minerals International, Inc.	150,000	12,034,500
Freeport-McMoRan Copper & Gold, Inc.	331,500	27,693,510
Newcrest Mining Ltd.	804,768	24,236,097
Newmont Mining Corp.	506,800	25,811,324
Nucor Corp.	76,500	3,471,570
Pan American Silver Corp.	150,000	3,472,501
Randgold Resources Ltd. sponsored ADR	225,766	17,345,602
Sherritt International Corp. (c)	1,090,000	8,651,305
Silver Standard Resources, Inc. (a)	539,900	9,604,824
Tata Steel Ltd.	1,966,673	27,727,764
		295,384,667
Paper & Forest Products - 0.1%
Acadian Timber Corp.	610,800	4,493,034
TOTAL MATERIALS		373,379,662
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	106,861	1,618,944
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	2,203,000	$ 11,499,660
Verizon Communications, Inc.	100,000	3,102,000
		16,220,604
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	1,587,000	6,030,600
Vodafone Group PLC sponsored ADR	1,000,000	23,290,000
		29,320,600
TOTAL TELECOMMUNICATION SERVICES		45,541,204
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.	319,422	4,938,264
TOTAL COMMON STOCKS (Cost $2,700,561,569)		3,182,428,657
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (e) (Cost $1,750,000)	$ 1,750,000	1,773,625
Money Market Funds - 3.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f) (Cost $98,016,025)	98,016,025	$ 98,016,025
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,800,327,594)		3,282,218,307
NET OTHER ASSETS - (2.8)%		(88,404,928)
NET ASSETS - 100%		$ 3,193,813,379
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,667,001 or 0.8% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,941,560 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 3,999,631
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,961
Fidelity Securities Lending Cash Central Fund	297,230
Total	$ 307,191
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Total	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 408,877,957	$ 408,877,957	$ -	$ -
Consumer Staples	245,898,081	245,898,081	-	-
Energy	383,219,609	383,219,609	-	-
Financials	655,782,848	642,380,922	10,465,926	2,936,000
Health Care	305,822,900	305,822,900	-	-
Industrials	280,198,200	280,198,200	-	-
Information Technology	478,769,932	478,769,932	-	-
Materials	373,379,662	373,379,662	-	-
Telecommunication Services	45,541,204	45,541,204	-	-
Utilities	4,938,264	4,938,264	-	-
Corporate Bonds	1,773,625	-	1,773,625	-
Money Market Funds	98,016,025	98,016,025	-	-
Total Investments in Securities:	$ 3,282,218,307	$ 3,267,042,756	$ 12,239,551	$ 2,936,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,936,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.7%
Canada	6.3%
Cayman Islands	5.1%
United Kingdom	2.1%
China	1.7%
Switzerland	1.6%
Belgium	1.2%
Ireland	1.2%
Bermuda	1.0%
India	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,925,658) - See accompanying schedule: Unaffiliated issuers (cost $2,674,950,457)	$ 3,150,568,118
Fidelity Central Funds (cost $98,016,025)	98,016,025
Other affiliated issuers (cost $27,361,112)	33,634,164
Total Investments (cost $2,800,327,594)		$ 3,282,218,307
Foreign currency held at value (cost $13)		18
Receivable for investments sold		66,578,653
Receivable for fund shares sold		3,313,408
Dividends receivable		1,848,683
Interest receivable		32,813
Distributions receivable from Fidelity Central Funds		58,123
Prepaid expenses		8,320
Other receivables		427,627
Total assets		3,354,485,952

Liabilities
Payable to custodian bank	$ 199,369
Payable for investments purchased	50,410,506
Payable for fund shares redeemed	8,296,390
Accrued management fee	1,492,656
Distribution fees payable	74,258
Other affiliated payables	213,350
Other payables and accrued expenses	1,970,019
Collateral on securities loaned, at value	98,016,025
Total liabilities		160,672,573

Net Assets		$ 3,193,813,379
Net Assets consist of:
Paid in capital		$ 3,913,771,689
Undistributed net investment income		2,496,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,202,492,548)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		480,037,412
Net Assets		$ 3,193,813,379

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,843,105,700 ÷ 299,364,008 shares)	$ 9.50

Class A: Net Asset Value and redemption price per share ($348,465,236 ÷ 37,584,557 shares)	$ 9.27

Maximum offering price per share (100/94.25 of $9.27)	$ 9.84
Class T: Net Asset Value and redemption price per share ($785,124 ÷ 85,461 shares)	$ 9.19

Maximum offering price per share (100/96.50 of $9.19)	$ 9.52
Class B: Net Asset Value and offering price per share ($371,516 ÷ 40,821 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($965,102 ÷ 106,371 shares)A	$ 9.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,701 ÷ 12,641 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 14,470,367
Interest		112,588
Income from Fidelity Central Funds		307,191
Total income		14,890,146

Expenses
Management fee	$ 9,497,758
Transfer agent fees	310,639
Distribution fees	464,458
Accounting and security lending fees	525,359
Custodian fees and expenses	108,838
Independent trustees' compensation	10,038
Appreciation in deferred trustee compensation account	81
Registration fees	30,450
Audit	38,343
Legal	15,579
Interest	9,490
Miscellaneous	26,907
Total expenses before reductions	11,037,940
Expense reductions	(105,894)	10,932,046
Net investment income (loss)		3,958,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $259,478)	233,522,486
Foreign currency transactions	(208,955)
Capital gains distributions from Fidelity Central Funds	4,893
Total net realized gain (loss)		233,318,424
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $205,944)	119,242,198
Assets and liabilities in foreign currencies	(1,668)
Total change in net unrealized appreciation (depreciation)		119,240,530
Net gain (loss)		352,558,954
Net increase (decrease) in net assets resulting from operations		$ 356,517,054

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,958,100	$ 39,967,942
Net realized gain (loss)	233,318,424	(1,310,140,438)
Change in net unrealized appreciation (depreciation)	119,240,530	879,878,800
Net increase (decrease) in net assets resulting from operations	356,517,054	(390,293,696)
Distributions to shareholders from net investment income	(26,780,437)	(37,208,511)
Distributions to shareholders from net realized gain	(1,958,207)	(2,613,165)
Total distributions	(28,738,644)	(39,821,676)
Share transactions - net increase (decrease)	(795,018,005)	(76,939,898)
Total increase (decrease) in net assets	(467,239,595)	(507,055,270)

Net Assets
Beginning of period	3,661,052,974	4,168,108,244
End of period (including undistributed net investment income of $2,496,826 and undistributed net investment income of $25,319,163, respectively)	$ 3,193,813,379	$ 3,661,052,974

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) E	.01	.09	.08	.12	.14	.19 H
Net realized and unrealized gain (loss)	.96	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	.97	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.07)	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) L	(.10) K	(2.02) J	(.91)	(.32)	(.17)
Net asset value, end of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return B,C,D	11.31%	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets F,I
Expenses before reductions	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60% A	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	.27% A	1.33%	.64%	.90%	1.13%	1.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,843,106	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share. L Total distributions of $.079 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 N
Selected Per-Share Data
Net asset value, beginning of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) F	- O	.06	.03	.07	.08	.13 I
Net realized and unrealized gain (loss)	.92	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	.92	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.04)	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.04) M	(.06) L	(1.97) K	(.86)	(.26)	(.10)
Net asset value, end of period	$ 9.27	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return B,C,D,E	11.06%	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets G,J
Expenses before reductions	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	.98% A	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	(.11)% A	.92%	.25%	.51%	.68%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,465	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.044 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. N Class N was renamed Class A on July 12, 2005. O Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.03)	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	.93	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	.90	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	-	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.91) K	(.86)	(.27)	-
Net asset value, end of period	$ 9.19	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D,E	10.86%	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets G,J
Expenses before reductions	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.48% A	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	(.60)% A	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 785	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. L Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.05)	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	.92	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	.87	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	-	(1.86)	(.77)	(.19)	-
Total distributions	-	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 9.10	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B,C,D,E	10.57%	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.94% A	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	(1.06)% A	-% M	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share. M Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.04)	- M	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	.90	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	.86	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	-	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	-	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 9.07	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D,E	10.48%	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	(1.01)% A	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 965	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. M Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) E	-	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	.96	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	.96	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	-	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.08) K	(2.00) J	(.91)	(.30)	-
Net asset value, end of period	$ 9.55	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B,C,D	11.18%	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets F,I
Expenses before reductions	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.87% A	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	-%	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. K Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 623,452,823
Gross unrealized depreciation	(183,440,762)
Net unrealized appreciation (depreciation)	$ 440,012,061
Tax cost	$ 2,842,206,246

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $881,872,968 and $1,694,529,327, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 455,829	$ 5,573
Class T	.25%	.25%	2,010	12
Class B	.75%	.25%	1,894	1,423
Class C	.75%	.25%	4,725	612
			$ 464,458	$ 7,620

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 58,276	-**
Class A	248,625.14
Class T	1,545.38
Class B	648.34
Class C	1,397.30
Institutional Class	148.28
	$ 310,639

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,478 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,990,250.39%		$ 4,323

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,165 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $297,230.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,793,053. The weighted average interest rate was .62%. The interest expense amounted to $5,167 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $105,894 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 25,105,316	$ 34,977,828
Class A	1,675,121	2,211,312
Class T	-	3,457
Class C	-	2,139
Institutional Class	-	13,775
Total	$ 26,780,437	$ 37,208,511
From net realized gain
Class O	$ 1,743,448	$ 2,360,189
Class A	214,759	250,450
Class T	-	798
Class C	-	611
Institutional Class	-	1,117
Total	$ 1,958,207	$ 2,613,165

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	22,945,036	22,448,512	$ 205,084,819	$ 158,446,482
Reinvestment of distributions	2,773,030	5,071,181	24,264,054	34,282,205
Shares redeemed	(107,137,152)	(42,079,870)	(956,270,692)	(300,445,967)
Net increase (decrease)	(81,419,086)	(14,560,177)	$ (726,921,819)	$ (107,717,280)
Class A
Shares sold	5,948,278	8,258,131	$ 51,777,018	$ 56,859,926
Reinvestment of distributions	194,226	339,292	1,660,628	2,242,770
Shares redeemed	(13,867,551)	(3,959,271)	(121,055,536)	(27,548,432)
Net increase (decrease)	(7,725,047)	4,638,152	$ (67,617,890)	$ 31,554,264
Class T
Shares sold	7,242	68,566	$ 62,983	$ 478,855
Reinvestment of distributions	-	623	-	4,090
Shares redeemed	(39,759)	(61,121)	(344,504)	(411,093)
Net increase (decrease)	(32,517)	8,068	$ (281,521)	$ 71,852
Class B
Shares sold	2,649	23,061	$ 22,799	$ 153,649
Shares redeemed	(8,504)	(20,044)	(73,176)	(138,646)
Net increase (decrease)	(5,855)	3,017	$ (50,377)	$ 15,003

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	3,830	135,123	$ 32,647	$ 875,951
Reinvestment of distributions	-	401	-	2,612
Shares redeemed	(24,441)	(65,549)	(205,279)	(438,818)
Net increase (decrease)	(20,611)	69,975	$ (172,632)	$ 439,745
Institutional Class
Shares sold	5,104	38,032	$ 46,148	$ 258,986
Reinvestment of distributions	-	2,061	-	13,910
Shares redeemed	(2,116)	(210,626)	(19,914)	(1,576,378)
Net increase (decrease)	2,988	(170,533)	$ 26,234	$ (1,303,482)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-USAN-0510
1.814758.104

Fidelity® Advisor
Capital Development Fund -
Institutional Class

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class O	.61%
Actual		$ 1,000.00	$ 1,113.10	$ 3.21
Hypothetical A		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.99%
Actual		$ 1,000.00	$ 1,110.60	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.49%
Actual		$ 1,000.00	$ 1,108.60	$ 7.83
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.49
Class B	1.94%
Actual		$ 1,000.00	$ 1,105.70	$ 10.18
Hypothetical A		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.90%
Actual		$ 1,000.00	$ 1,104.80	$ 9.97
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,111.80	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.54	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.1	1.5
JPMorgan Chase & Co.	2.1	2.4
Hewlett-Packard Co.	1.7	1.7
Google, Inc. Class A	1.5	0.4
Morgan Stanley	1.3	1.5
Noble Corp.	1.2	1.1
Anheuser-Busch InBev SA NV	1.2	1.0
Occidental Petroleum Corp.	1.1	0.8
Chevron Corp.	1.1	1.2
Cisco Systems, Inc.	1.1	2.1
	14.4
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	19.8
Information Technology	15.0	19.4
Consumer Discretionary	12.8	13.4
Energy	12.0	12.3
Materials	11.7	10.3
Asset Allocation (% of fund's net assets)
As of March 31, 2010*		As of September 30, 2009**
	Stocks 99.6%		Stocks 99.2%
	Convertible Securities 0.1%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	26.3%	** Foreign investments	25.1%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Johnson Controls, Inc.	150,000	$ 4,948,500
TRW Automotive Holdings Corp. (a)	280,200	8,008,116
		12,956,616
Automobiles - 0.3%
Ford Motor Co. (a)	800,000	10,056,000
Diversified Consumer Services - 0.1%
Steiner Leisure Ltd. (a)	106,050	4,700,136
Hotels, Restaurants & Leisure - 2.5%
CEC Entertainment, Inc. (a)	252,500	9,617,725
Ctrip.com International Ltd. sponsored ADR (a)	788,816	30,921,587
O'Charleys, Inc. (a)	100,000	894,000
Rick's Cabaret International, Inc. (a)	100,000	1,280,000
Starwood Hotels & Resorts Worldwide, Inc.	220,000	10,260,800
Wyndham Worldwide Corp.	1,064,690	27,394,474
		80,368,586
Household Durables - 0.5%
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	270,000	7,635,600
La-Z-Boy, Inc. (a)(c)	400,000	5,016,000
Pulte Group, Inc. (a)	180,500	2,030,625
		14,682,225
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	145,100	19,694,423
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	418,600	16,024,008
Media - 1.0%
The Walt Disney Co.	380,000	13,265,800
Viacom, Inc. Class B (non-vtg.) (a)	254,600	8,753,148
Virgin Media, Inc.	489,500	8,448,770
		30,467,718
Multiline Retail - 0.4%
Dollarama, Inc.	100,000	2,161,497
Dollarama, Inc. (e)	273,700	5,916,017
Maoye International Holdings Ltd.	10,648,000	3,387,392
		11,464,906
Specialty Retail - 2.5%
Belle International Holdings Ltd.	14,528,000	19,534,703
Gymboree Corp. (a)	230,000	11,874,900
Hengdeli Holdings Ltd.	9,362,000	3,991,141
Ross Stores, Inc.	372,785	19,932,814
TJX Companies, Inc.	589,700	25,074,044
		80,407,602
Textiles, Apparel & Luxury Goods - 4.0%
Anta Sports Products Ltd.	2,915,000	4,813,124
China Dongxiang Group Co. Ltd.	8,335,000	6,011,656
Iconix Brand Group, Inc. (a)	1,487,300	22,844,928
Phillips-Van Heusen Corp.	409,200	23,471,712

	Shares	Value
Polo Ralph Lauren Corp. Class A	219,500	$ 18,666,280
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	85,000	3,087,200
Steven Madden Ltd. (a)	205,735	10,039,868
VF Corp.	184,753	14,807,953
Warnaco Group, Inc. (a)	509,600	24,313,016
		128,055,737
TOTAL CONSUMER DISCRETIONARY		408,877,957
CONSUMER STAPLES - 7.7%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	757,788	38,173,083
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,513
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	12,412,200
Dr Pepper Snapple Group, Inc.	400,000	14,068,000
		64,654,796
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	526,900	29,295,640
Food Products - 3.3%
Alliance Grain Traders, Inc.	25,000	802,068
Alliance Grain Traders, Inc. (e)	500,000	16,041,359
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,329,128
Bunge Ltd.	400,900	24,707,467
Chiquita Brands International, Inc. (a)	100,238	1,576,744
Diamond Foods, Inc.	135,500	5,696,420
Dole Food Co., Inc.	468,100	5,546,985
Fresh Del Monte Produce, Inc. (a)	604,545	12,242,036
General Mills, Inc.	75,000	5,309,250
Green Mountain Coffee Roasters, Inc. (a)	134,000	12,973,880
Ralcorp Holdings, Inc. (a)	242,601	16,443,496
TreeHouse Foods, Inc. (a)	74,000	3,246,380
		105,915,213
Personal Products - 1.5%
Avon Products, Inc.	250,000	8,467,500
Herbalife Ltd.	356,930	16,461,612
Nu Skin Enterprises, Inc. Class A	725,200	21,103,320
		46,032,432
TOTAL CONSUMER STAPLES		245,898,081
ENERGY - 12.0%
Energy Equipment & Services - 3.6%
BJ Services Co.	321,805	6,886,627
Ensco International Ltd. ADR	615,200	27,548,656
Helmerich & Payne, Inc.	263,900	10,049,312
Nabors Industries Ltd. (a)	608,200	11,938,966
Noble Corp.	920,700	38,503,674
Patterson-UTI Energy, Inc.	607,700	8,489,569
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	40,000	$ 2,538,400
Transocean Ltd. (a)	115,000	9,933,700
		115,888,904
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	158,000	11,507,140
Apache Corp.	160,800	16,321,200
Berry Petroleum Co. Class A	100,000	2,816,000
Chevron Corp.	475,800	36,079,914
Cimarex Energy Co.	62,455	3,708,578
ConocoPhillips	111,600	5,710,572
CONSOL Energy, Inc.	150,000	6,399,000
Devon Energy Corp.	50,000	3,221,500
EXCO Resources, Inc.	81,800	1,503,484
Frontier Oil Corp.	7,000	94,500
International Coal Group, Inc. (a)	1,916,700	8,759,319
James River Coal Co. (a)(c)	150,000	2,385,000
Marathon Oil Corp.	1,091,000	34,519,240
Massey Energy Co.	537,000	28,079,730
Occidental Petroleum Corp.	431,600	36,487,464
OPTI Canada, Inc. (a)	2,500,000	5,071,393
Petrohawk Energy Corp. (a)	150,000	3,042,000
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	138,800	5,495,092
Range Resources Corp.	100,000	4,687,000
Southern Union Co.	511,800	12,984,366
Southwestern Energy Co. (a)	363,200	14,789,504
Suncor Energy, Inc.	312,400	10,161,075
XTO Energy, Inc.	286,300	13,507,634
		267,330,705
TOTAL ENERGY		383,219,609
FINANCIALS - 20.5%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	150,000	4,632,000
Evercore Partners, Inc. Class A	80,800	2,424,000
Germany1 Acquisition Ltd. (a)	1,326,400	15,586,646
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,105,000	828,351
GLG Partners, Inc. (a)(c)	10,214,162	31,357,477
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	542,126
Janus Capital Group, Inc.	589,077	8,417,910
Jefferies Group, Inc. (c)	400,000	9,468,000
Morgan Stanley	1,427,085	41,799,320
UBS AG (a)	209,710	3,411,866
		118,467,696
Commercial Banks - 4.5%
East West Bancorp, Inc. (a)(g)	442,758	6,941,560
HDFC Bank Ltd.	84,785	3,656,743

	Shares	Value
Huntington Bancshares, Inc.	704,438	$ 3,782,832
M&T Bank Corp. (c)	35,900	2,849,742
PNC Financial Services Group, Inc.	429,600	25,647,120
Regions Financial Corp.	990,300	7,773,855
SVB Financial Group (a)	170,000	7,932,200
Toronto-Dominion Bank	150,000	11,181,684
Wells Fargo & Co.	2,148,950	66,875,322
Wilmington Trust Corp., Delaware	417,000	6,909,690
		143,550,748
Consumer Finance - 0.4%
Capital One Financial Corp.	250,000	10,352,500
Cardtronics, Inc. (a)	223,200	2,805,624
		13,158,124
Diversified Financial Services - 4.6%
Bank of America Corp.	1,869,700	33,374,145
Citigroup, Inc. (a)	7,872,200	31,882,410
Fook Woo Group Holdings Ltd.	3,056,000	1,062,717
JPMorgan Chase & Co.	1,480,700	66,261,325
NBH Holdings Corp. Class A (a)(e)	146,800	2,936,000
PICO Holdings, Inc. (a)	313,989	11,677,251
		147,193,848
Insurance - 3.3%
Berkshire Hathaway, Inc. Class A (a)	66	8,038,800
Genworth Financial, Inc. Class A (a)	1,000,000	18,340,000
Lincoln National Corp.	383,400	11,770,380
Loews Corp.	261,200	9,737,536
Max Capital Group Ltd.	191,736	4,408,011
MetLife, Inc.	210,000	9,101,400
Phoenix Group Holdings (a)	3,486,105	35,550,549
Platinum Underwriters Holdings Ltd.	98,167	3,640,032
Primerica, Inc.	7,500	112,500
Protective Life Corp.	146,200	3,214,938
Unum Group	73,300	1,815,641
		105,729,787
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc. (c)	1,344,258	18,416,335
Hersha Hospitality Trust	3,472,500	17,987,550
Sunstone Hotel Investors, Inc. (a)	645,000	7,204,650
Vornado Realty Trust	100,362	7,597,403
		51,205,938
Real Estate Management & Development - 2.4%
Brookfield Asset Management, Inc. Class A	260,000	6,618,415
CB Richard Ellis Group, Inc. Class A (a)	1,057,400	16,759,790
Hang Lung Properties Ltd.	3,520,000	14,190,167
Housing Development and Infrastructure Ltd. (a)	100,000	638,746
Iguatemi Empresa de Shopping Centers SA	344,300	5,803,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	245,700	$ 17,909,073
The St. Joe Co. (a)(c)	450,000	14,557,500
		76,476,707
TOTAL FINANCIALS		655,782,848
HEALTH CARE - 9.6%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	57,556	3,129,320
AVEO Pharmaceuticals, Inc.	66,400	597,600
ImmunoGen, Inc. (a)	99,600	805,764
Micromet, Inc. (a)	394,692	3,189,111
ZIOPHARM Oncology, Inc. (a)	71,700	364,236
		8,086,031
Health Care Equipment & Supplies - 2.1%
C. R. Bard, Inc.	65,000	5,630,300
Cooper Companies, Inc.	200,000	7,776,000
Covidien PLC	536,100	26,955,108
Hospira, Inc. (a)	185,000	10,480,250
Mindray Medical International Ltd. sponsored ADR (c)	420,000	15,296,400
		66,138,058
Health Care Providers & Services - 4.1%
Brookdale Senior Living, Inc. (a)	705,500	14,695,565
Emergency Medical Services Corp. Class A (a)	113,400	6,412,770
Express Scripts, Inc. (a)	281,636	28,659,279
Futuremed Healthcare Income Fund	380,020	3,405,398
Hanger Orthopedic Group, Inc. (a)(d)	1,850,064	33,634,164
Henry Schein, Inc. (a)	50,000	2,945,000
Humana, Inc. (a)	50,000	2,338,500
Medco Health Solutions, Inc. (a)	395,600	25,539,936
UnitedHealth Group, Inc.	300,000	9,801,000
WellPoint, Inc. (a)	70,000	4,506,600
		131,938,212
Health Care Technology - 0.4%
Cerner Corp. (a)	162,000	13,779,720
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	120,000	6,272,400
Thermo Fisher Scientific, Inc. (a)	100,000	5,144,000
		11,416,400
Pharmaceuticals - 2.3%
Allergan, Inc.	356,200	23,266,984
King Pharmaceuticals, Inc. (a)	771,138	9,068,583
Merck & Co., Inc.	100,000	3,735,000
Mylan, Inc. (a)	200,000	4,542,000
Pfizer, Inc.	200,000	3,430,000
Sanofi-Aventis sponsored ADR	481,700	17,996,312
Shire PLC sponsored ADR	60,000	3,957,600

	Shares	Value
Valeant Pharmaceuticals International (a)	100,000	$ 4,291,000
Watson Pharmaceuticals, Inc. (a)	100,000	4,177,000
		74,464,479
TOTAL HEALTH CARE		305,822,900
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.6%
Esterline Technologies Corp. (a)	250,000	12,357,500
Goodrich Corp.	105,000	7,404,600
Honeywell International, Inc.	545,167	24,679,710
Precision Castparts Corp.	143,000	18,119,530
Raytheon Co.	41,937	2,395,441
The Boeing Co.	320,000	23,235,200
United Technologies Corp.	351,500	25,873,915
		114,065,896
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	200,000	1,474,000
Building Products - 0.2%
Owens Corning (a)	216,900	5,517,936
Commercial Services & Supplies - 0.4%
United Stationers, Inc. (a)	230,700	13,576,695
Construction & Engineering - 0.2%
Furmanite Corp. (a)	672,259	3,489,024
Orion Marine Group, Inc. (a)	179,300	3,236,365
		6,725,389
Electrical Equipment - 0.5%
Deswell Industries, Inc.	100,000	420,000
Fushi Copperweld, Inc. (a)	203,500	2,283,270
Regal-Beloit Corp.	172,667	10,258,146
Sensata Technologies Holding BV	122,900	2,207,284
		15,168,700
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	310,000	11,811,000
Textron, Inc.	259,000	5,498,570
		17,309,570
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	599,869	4,271,067
Duoyuan Global Water, Inc. ADR (c)	17,800	494,306
Hardinge, Inc.	109,713	987,417
Ingersoll-Rand Co. Ltd.	230,000	8,020,100
		13,772,890
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	760,000	8,740,000
CSX Corp.	353,400	17,988,060
Norfolk Southern Corp.	502,900	28,107,081
Union Pacific Corp.	292,600	21,447,580
		76,282,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	335,008	$ 6,412,053
WESCO International, Inc. (a)	285,000	9,892,350
		16,304,403
TOTAL INDUSTRIALS		280,198,200
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	1,374,000	35,765,220
DragonWave, Inc. (a)(c)	258,600	2,391,191
		38,156,411
Computers & Peripherals - 4.4%
Apple, Inc. (a)	134,600	31,621,578
Dell, Inc. (a)	1,280,000	19,212,800
Hewlett-Packard Co.	1,037,900	55,164,385
Seagate Technology (a)	600,000	10,956,000
Western Digital Corp. (a)	574,700	22,407,553
		139,362,316
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	9,673,560
Corning, Inc.	300,000	6,063,000
Jabil Circuit, Inc.	200,000	3,238,000
SYNNEX Corp. (a)	162,900	4,815,324
		23,789,884
Internet Software & Services - 3.9%
Baidu.com, Inc. sponsored ADR (a)	29,600	17,671,200
Google, Inc. Class A (a)	85,500	48,479,355
NetEase.com, Inc. sponsored ADR (a)(c)	360,500	12,786,935
Open Text Corp. (a)	446,600	21,298,708
Sina Corp. (a)	250,000	9,422,500
Tencent Holdings Ltd.	814,700	16,348,039
		126,006,737
IT Services - 1.8%
Acxiom Corp. (a)	495,710	8,893,037
Alliance Data Systems Corp. (a)(c)	270,750	17,325,293
Convergys Corp. (a)	250,000	3,065,000
Fidelity National Information Services, Inc.	470,000	11,016,800
Hewitt Associates, Inc. Class A (a)	390,000	15,514,200
		55,814,330
Semiconductors & Semiconductor Equipment - 0.6%
Aixtron AG	22,500	809,154
Avago Technologies Ltd.	282,100	5,799,976
Intel Corp.	351,400	7,822,164
KLA-Tencor Corp.	100,000	3,092,000
		17,523,294

	Shares	Value
Software - 2.4%
BMC Software, Inc. (a)	295,000	$ 11,210,000
Citrix Systems, Inc. (a)	532,000	25,254,040
Longtop Financial Technologies Ltd. ADR (a)	53,600	1,726,456
Microsoft Corp.	599,200	17,538,584
NCsoft Corp.	30,000	3,804,854
Solera Holdings, Inc.	170,000	6,570,500
Sybase, Inc. (a)	194,200	9,053,604
Taleo Corp. Class A (a)	114,200	2,958,922
		78,116,960
TOTAL INFORMATION TECHNOLOGY		478,769,932
MATERIALS - 11.7%
Chemicals - 2.1%
Celanese Corp. Class A	150,998	4,809,286
Dow Chemical Co.	874,100	25,847,137
Neo Material Technologies, Inc. (a)	3,233,100	12,639,495
The Mosaic Co.	368,393	22,387,243
		65,683,161
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	220,000	7,818,800
Metals & Mining - 9.3%
Agnico-Eagle Mines Ltd. (Canada)	578,500	32,323,082
Alcoa, Inc.	470,000	6,692,800
AngloGold Ashanti Ltd. sponsored ADR	366,300	13,901,085
ArcelorMittal SA (NY Shares) Class A (c)	362,800	15,930,548
Barrick Gold Corp.	855,200	32,818,458
BHP Billiton PLC	578,006	19,827,577
Carpenter Technology Corp.	378,200	13,842,120
Compass Minerals International, Inc.	150,000	12,034,500
Freeport-McMoRan Copper & Gold, Inc.	331,500	27,693,510
Newcrest Mining Ltd.	804,768	24,236,097
Newmont Mining Corp.	506,800	25,811,324
Nucor Corp.	76,500	3,471,570
Pan American Silver Corp.	150,000	3,472,501
Randgold Resources Ltd. sponsored ADR	225,766	17,345,602
Sherritt International Corp. (c)	1,090,000	8,651,305
Silver Standard Resources, Inc. (a)	539,900	9,604,824
Tata Steel Ltd.	1,966,673	27,727,764
		295,384,667
Paper & Forest Products - 0.1%
Acadian Timber Corp.	610,800	4,493,034
TOTAL MATERIALS		373,379,662
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	106,861	1,618,944
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	2,203,000	$ 11,499,660
Verizon Communications, Inc.	100,000	3,102,000
		16,220,604
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	1,587,000	6,030,600
Vodafone Group PLC sponsored ADR	1,000,000	23,290,000
		29,320,600
TOTAL TELECOMMUNICATION SERVICES		45,541,204
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.	319,422	4,938,264
TOTAL COMMON STOCKS (Cost $2,700,561,569)		3,182,428,657
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (e) (Cost $1,750,000)	$ 1,750,000	1,773,625
Money Market Funds - 3.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f) (Cost $98,016,025)	98,016,025	$ 98,016,025
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,800,327,594)		3,282,218,307
NET OTHER ASSETS - (2.8)%		(88,404,928)
NET ASSETS - 100%		$ 3,193,813,379
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,667,001 or 0.8% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,941,560 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 3,999,631
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,961
Fidelity Securities Lending Cash Central Fund	297,230
Total	$ 307,191
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Total	$ 25,174,938	$ 632,376	$ -	$ -	$ 33,634,164
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 408,877,957	$ 408,877,957	$ -	$ -
Consumer Staples	245,898,081	245,898,081	-	-
Energy	383,219,609	383,219,609	-	-
Financials	655,782,848	642,380,922	10,465,926	2,936,000
Health Care	305,822,900	305,822,900	-	-
Industrials	280,198,200	280,198,200	-	-
Information Technology	478,769,932	478,769,932	-	-
Materials	373,379,662	373,379,662	-	-
Telecommunication Services	45,541,204	45,541,204	-	-
Utilities	4,938,264	4,938,264	-	-
Corporate Bonds	1,773,625	-	1,773,625	-
Money Market Funds	98,016,025	98,016,025	-	-
Total Investments in Securities:	$ 3,282,218,307	$ 3,267,042,756	$ 12,239,551	$ 2,936,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,936,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.7%
Canada	6.3%
Cayman Islands	5.1%
United Kingdom	2.1%
China	1.7%
Switzerland	1.6%
Belgium	1.2%
Ireland	1.2%
Bermuda	1.0%
India	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $93,925,658) - See accompanying schedule: Unaffiliated issuers (cost $2,674,950,457)	$ 3,150,568,118
Fidelity Central Funds (cost $98,016,025)	98,016,025
Other affiliated issuers (cost $27,361,112)	33,634,164
Total Investments (cost $2,800,327,594)		$ 3,282,218,307
Foreign currency held at value (cost $13)		18
Receivable for investments sold		66,578,653
Receivable for fund shares sold		3,313,408
Dividends receivable		1,848,683
Interest receivable		32,813
Distributions receivable from Fidelity Central Funds		58,123
Prepaid expenses		8,320
Other receivables		427,627
Total assets		3,354,485,952

Liabilities
Payable to custodian bank	$ 199,369
Payable for investments purchased	50,410,506
Payable for fund shares redeemed	8,296,390
Accrued management fee	1,492,656
Distribution fees payable	74,258
Other affiliated payables	213,350
Other payables and accrued expenses	1,970,019
Collateral on securities loaned, at value	98,016,025
Total liabilities		160,672,573

Net Assets		$ 3,193,813,379
Net Assets consist of:
Paid in capital		$ 3,913,771,689
Undistributed net investment income		2,496,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,202,492,548)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		480,037,412
Net Assets		$ 3,193,813,379

Statement of Assets and Liabilities - continued

March 31, 2010 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,843,105,700 ÷ 299,364,008 shares)	$ 9.50

Class A: Net Asset Value and redemption price per share ($348,465,236 ÷ 37,584,557 shares)	$ 9.27

Maximum offering price per share (100/94.25 of $9.27)	$ 9.84
Class T: Net Asset Value and redemption price per share ($785,124 ÷ 85,461 shares)	$ 9.19

Maximum offering price per share (100/96.50 of $9.19)	$ 9.52
Class B: Net Asset Value and offering price per share ($371,516 ÷ 40,821 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($965,102 ÷ 106,371 shares)A	$ 9.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,701 ÷ 12,641 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 14,470,367
Interest		112,588
Income from Fidelity Central Funds		307,191
Total income		14,890,146

Expenses
Management fee	$ 9,497,758
Transfer agent fees	310,639
Distribution fees	464,458
Accounting and security lending fees	525,359
Custodian fees and expenses	108,838
Independent trustees' compensation	10,038
Appreciation in deferred trustee compensation account	81
Registration fees	30,450
Audit	38,343
Legal	15,579
Interest	9,490
Miscellaneous	26,907
Total expenses before reductions	11,037,940
Expense reductions	(105,894)	10,932,046
Net investment income (loss)		3,958,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $259,478)	233,522,486
Foreign currency transactions	(208,955)
Capital gains distributions from Fidelity Central Funds	4,893
Total net realized gain (loss)		233,318,424
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $205,944)	119,242,198
Assets and liabilities in foreign currencies	(1,668)
Total change in net unrealized appreciation (depreciation)		119,240,530
Net gain (loss)		352,558,954
Net increase (decrease) in net assets resulting from operations		$ 356,517,054

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,958,100	$ 39,967,942
Net realized gain (loss)	233,318,424	(1,310,140,438)
Change in net unrealized appreciation (depreciation)	119,240,530	879,878,800
Net increase (decrease) in net assets resulting from operations	356,517,054	(390,293,696)
Distributions to shareholders from net investment income	(26,780,437)	(37,208,511)
Distributions to shareholders from net realized gain	(1,958,207)	(2,613,165)
Total distributions	(28,738,644)	(39,821,676)
Share transactions - net increase (decrease)	(795,018,005)	(76,939,898)
Total increase (decrease) in net assets	(467,239,595)	(507,055,270)

Net Assets
Beginning of period	3,661,052,974	4,168,108,244
End of period (including undistributed net investment income of $2,496,826 and undistributed net investment income of $25,319,163, respectively)	$ 3,193,813,379	$ 3,661,052,974

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) E	.01	.09	.08	.12	.14	.19 H
Net realized and unrealized gain (loss)	.96	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	.97	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.07)	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) L	(.10) K	(2.02) J	(.91)	(.32)	(.17)
Net asset value, end of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return B,C,D	11.31%	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets F,I
Expenses before reductions	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61% A	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60% A	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	.27% A	1.33%	.64%	.90%	1.13%	1.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,843,106	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. K Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share. L Total distributions of $.079 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class A

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 N
Selected Per-Share Data
Net asset value, beginning of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) F	- O	.06	.03	.07	.08	.13 I
Net realized and unrealized gain (loss)	.92	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	.92	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.04)	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.04) M	(.06) L	(1.97) K	(.86)	(.26)	(.10)
Net asset value, end of period	$ 9.27	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return B,C,D,E	11.06%	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets G,J
Expenses before reductions	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	.99% A	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	.98% A	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	(.11)% A	.92%	.25%	.51%	.68%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,465	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..74%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.044 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. N Class N was renamed Class A on July 12, 2005. O Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.03)	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	.93	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	.90	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	-	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.91) K	(.86)	(.27)	-
Net asset value, end of period	$ 9.19	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D,E	10.86%	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets G,J
Expenses before reductions	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.49% A	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.48% A	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	(.60)% A	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 785	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. L Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.05)	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	.92	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	.87	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	-	(1.86)	(.77)	(.19)	-
Total distributions	-	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 9.10	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B,C,D,E	10.57%	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.94% A	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	(1.06)% A	-% M	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share. M Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) F	(.04)	- M	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	.90	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	.86	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	-	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	-	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	-	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 9.07	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D,E	10.48%	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets G,J
Expenses before reductions	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	(1.01)% A	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 965	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate H	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. M Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31,2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) E	-	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	.96	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	.96	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	-	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	-	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	-	(.08) K	(2.00) J	(.91)	(.30)	-
Net asset value, end of period	$ 9.55	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B,C,D	11.18%	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets F,I
Expenses before reductions	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.88% A	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.87% A	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	-%	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate G	53% A	152%	283%	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. K Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 623,452,823
Gross unrealized depreciation	(183,440,762)
Net unrealized appreciation (depreciation)	$ 440,012,061
Tax cost	$ 2,842,206,246

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $881,872,968 and $1,694,529,327, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 455,829	$ 5,573
Class T	.25%	.25%	2,010	12
Class B	.75%	.25%	1,894	1,423
Class C	.75%	.25%	4,725	612
			$ 464,458	$ 7,620

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 58,276	-**
Class A	248,625.14
Class T	1,545.38
Class B	648.34
Class C	1,397.30
Institutional Class	148.28
	$ 310,639

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,478 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,990,250.39%		$ 4,323

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,165 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $297,230.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,793,053. The weighted average interest rate was .62%. The interest expense amounted to $5,167 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $105,894 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
From net investment income
Class O	$ 25,105,316	$ 34,977,828
Class A	1,675,121	2,211,312
Class T	-	3,457
Class C	-	2,139
Institutional Class	-	13,775
Total	$ 26,780,437	$ 37,208,511
From net realized gain
Class O	$ 1,743,448	$ 2,360,189
Class A	214,759	250,450
Class T	-	798
Class C	-	611
Institutional Class	-	1,117
Total	$ 1,958,207	$ 2,613,165

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class O
Shares sold	22,945,036	22,448,512	$ 205,084,819	$ 158,446,482
Reinvestment of distributions	2,773,030	5,071,181	24,264,054	34,282,205
Shares redeemed	(107,137,152)	(42,079,870)	(956,270,692)	(300,445,967)
Net increase (decrease)	(81,419,086)	(14,560,177)	$ (726,921,819)	$ (107,717,280)
Class A
Shares sold	5,948,278	8,258,131	$ 51,777,018	$ 56,859,926
Reinvestment of distributions	194,226	339,292	1,660,628	2,242,770
Shares redeemed	(13,867,551)	(3,959,271)	(121,055,536)	(27,548,432)
Net increase (decrease)	(7,725,047)	4,638,152	$ (67,617,890)	$ 31,554,264
Class T
Shares sold	7,242	68,566	$ 62,983	$ 478,855
Reinvestment of distributions	-	623	-	4,090
Shares redeemed	(39,759)	(61,121)	(344,504)	(411,093)
Net increase (decrease)	(32,517)	8,068	$ (281,521)	$ 71,852
Class B
Shares sold	2,649	23,061	$ 22,799	$ 153,649
Shares redeemed	(8,504)	(20,044)	(73,176)	(138,646)
Net increase (decrease)	(5,855)	3,017	$ (50,377)	$ 15,003

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Class C
Shares sold	3,830	135,123	$ 32,647	$ 875,951
Reinvestment of distributions	-	401	-	2,612
Shares redeemed	(24,441)	(65,549)	(205,279)	(438,818)
Net increase (decrease)	(20,611)	69,975	$ (172,632)	$ 439,745
Institutional Class
Shares sold	5,104	38,032	$ 46,148	$ 258,986
Reinvestment of distributions	-	2,061	-	13,910
Shares redeemed	(2,116)	(210,626)	(19,914)	(1,576,378)
Net increase (decrease)	2,988	(170,533)	$ 26,234	$ (1,303,482)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-I-USAN-0510
1.814764.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010